UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22656

American Funds Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2018

Steven I. Koszalka

American Funds Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Portfolio SeriesSM Annual report for the year ended October 31, 2018

Invest in portfolios
designed to pursue
real-life objectives.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from American Funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the American Funds website (americanfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted. If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. If you prefer to receive shareholder reports and other communications electronically, you may update your mailing preferences with your financial intermediary, or enroll in e-delivery at americanfunds.com (for accounts held directly with the fund).

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform American Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with American Funds or through your financial intermediary.

American Funds Portfolio Series seeks to help investors meet a wide range of investment goals, including preservation of capital, income, balance and growth. Each fund in the series is an objective-based portfolio of actively managed American Funds.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2018 (the most recent calendar quarter-end). Also shown are the gross expense ratios as of the series prospectus dated January 1, 2019 (unaudited):

	Cumulative	Average annual
	total returns	total returns		Gross
Class A shares	1 year	5 years	Lifetime (since 5/18/12)	expense ratio

Reflecting 5.75% maximum initial sales charge:
American Funds Global Growth PortfolioSM	4.15%	7.95%	11.40%	0.83%
American Funds Growth PortfolioSM	8.19	9.89	13.11	0.75
American Funds Growth and Income PortfolioSM	2.79	7.41	9.81	0.68
American Funds Moderate Growth and Income PortfolioSM	0.24	6.33	8.49	0.73
American Funds Conservative Growth and Income PortfolioSM	-2.04	4.90	6.35	0.63

Reflecting 3.75% maximum initial sales charge:
American Funds Tax-Advantaged Growth and Income PortfolioSM	1.96	6.65	7.79	0.72

Reflecting 2.50% maximum initial sales charge:
American Funds Preservation PortfolioSM	-3.31	0.32	0.28	0.70
American Funds Tax-Exempt Preservation PortfolioSM	-2.76	1.35	1.19	0.74 *

*	The net expense ratio for American Funds Tax-Exempt Preservation Portfolio was 0.73% as of the series prospectus dated January 1, 2019.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio, and has in the past reimbursed certain expenses for other funds. Fund results and the net expense ratio reflect the reimbursements, without which the results would have been lower and the expenses would have been higher. After January 1, 2020, the adviser may modify or terminate the reimbursements. Expense ratios are as of each fund’s prospectus available at the time of publication and include the weighted average expenses of the underlying funds.

For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	The value of a $10,000 investment
6	A look inside the funds
10	Investment portfolios
18	Financial statements
82	Board of trustees and other officers

Fellow investors:

It is our pleasure to present the annual report for the American Funds Portfolio Series, for the twelve-month period ended October 31, 2018.

Amid moderate volatility over the 12-month period, the portfolio series split evenly for the year with four funds of funds showing positive returns and four posting slightly negative results. Leading the gainers was American Funds Growth Portfolio at 2.02%, with American Funds Global Growth Portfolio at the low end returning –2.09%. The yearly numbers were dragged down by the October 2018 downturn, which saw global stocks tumble, pressured by U.S. interest rates and worsening global trade relations, among other factors. Also in October, U.S. equities had their worst monthly returns in seven years, while fixed income markets retreated as interest rates rose.

As always, we encourage investors to keep short-term results in their proper perspective.

About the series

The American Funds Portfolio Series consists of eight funds of funds that are designed to help investors pursue real-life goals, both long- and short-term, within a framework that includes three broad objectives: growth, balance and preservation. These funds of funds can be used individually or in combination, based on an investor’s needs, risk tolerance and time horizon (the total length of time that an investor expects to hold a security or portfolio).

The series was created by the American Funds Portfolio Oversight Committee (“the Committee”), a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The economy

During the series’ fiscal year, the U.S. economy saw strong growth, with the nation’s gross domestic product rising 4.2% in the second quarter of 2018 and 3.5% in the third quarter. The U.S. unemployment rate fell to 3.7% in September, a multi-decade low. Productivity has increased in recent months after lagging other indicators.

Overseas, global economies are likewise growing, though Europe and China struggled over the past year. Individual economies — Venezuela, Turkey and Argentina most notably — have seen considerable difficulty due to domestic issues, while the United Kingdom’s markets and economy are grappling with uncertainty over that nation’s pending departure from the European Union.

Overall, the global economy remains on sound footing, continuing a period of growth which began at the start of the decade. While there are areas of concern — both domestic and global — none of these have yet proven to have the capacity to impede the larger trend, except in limited circumstances.

The stock market

For much of the fiscal year, U.S. equities continued their nine-year rally, but volatility increased dramatically over the historically low levels seen in 2017. These market movements may have alarmed some investors, but in our view they represent

American Funds Portfolio Series	1

a return to normal volatility at this stage of the market cycle. For the series’ fiscal year, the Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of approximately 500 widely held common stocks, returned 7.35%, with gains for the year impacted by a downturn in late October.

Much of the volatility can be attributed to investor sentiment, as corporate balance sheets generally remain robust. A nascent trade war between the U.S. and China — representative of a new phase in a long-term rivalry between the two nations — along with domestic political issues have certainly contributed to worsening sentiment. It remains to be seen whether those issues and others, most notably the results of the U.S. midterm elections, will weigh on equities going forward.

Overseas, continued worries over trade, Brexit and a general retreat in favor of U.S. equities hurt markets. For the 12 months, the MSCI ACWI (All Country World Index) ex USA, a measure of market results in more than 40 developed and emerging markets countries, lost 8.24%. The MSCI Emerging Markets Index, which measures the index results of more than 20 emerging market countries, declined 12.52%.

The bond market

After a prolonged period during which bond yields maintained historically low levels, the series’ fiscal year finally saw a sustained increase in yields. It appears — barring any economic difficulties — that the U.S. Federal Reserve will continue raising rates, thus putting a floor on yields. The Bloomberg Barclays U.S. Aggregate Index, a broad measure of the investment-grade (rated BBB/Baa and above) bond market, dropped 2.05%, while the benchmark 10-year U.S. Treasury note yielded 3.15% as of October 31, 2018.

Pension funds and corporations alike have benefited from low interest rates for much of this decade, and have taken the opportunity to reduce risk, which should serve them in good stead as the market cycle continues. Likewise, the banking sector has not taken on the kind of risk that led to the 2008 crisis, which should help banks weather future downturns with less difficulty.

Inside the series

As the eight portfolios in the series are combinations of individual funds, the results of the underlying funds are a primary driver of the series results.

In general, toward the end of the reporting period, funds with larger concentrations in U.S. companies fared better than those with significant holdings in companies domiciled outside of the U.S., due to U.S. equity markets outpacing their non-U.S. counterparts.

Funds with a growth focus tended to outpace those with an income focus. Funds with a growth focus were inclined to have larger investments in consumer discretionary companies. This was helpful for results, whereas funds with an income objective tended to hold larger concentrations in higher yielding companies, such as utilities stocks, which lagged. Broadly speaking, investments in fixed income funds lagged those in equity funds.

Moving forward

Overall, the global economy and markets are in the late stages of the current economic cycle. That doesn’t mean that we should expect an equity bear market over the short term, but given the increased volatility we’ve had in 2018, it remains a possibility. We anticipate the upcoming fiscal year to be one of transition, with interest rates likely rising and volatility perhaps more frequent.

As always, we thank you for your continued support of our efforts, and we look forward to reporting to you again in six months.

Cordially,

Andrew B. Suzman

President

December 7, 2018

For current information about the series, visit americanfunds.com.

2	American Funds Portfolio Series

Results at a glance

For periods ended October 31, 2018, with all distributions reinvested for Class A shares

	Cummulative total returns	Average annual total returns
			Lifetime
	1 year	5 years	(since 5/18/12)

American Funds Global Growth Portfolio	-2.09%	6.43%	10.67%
MSCI All Country World Index*,†	-0.52	6.15	10.01
Lipper Global Large-Cap Growth Funds Index	2.90	7.50	10.76

American Funds Growth Portfolio	2.02	8.45	12.37
Standard & Poor’s 500 Composite Index*	7.35	11.34	14.49
MSCI All Country World ex USA Index*,†	-8.24	1.63	6.20
Lipper Global Multi-Cap Growth Funds Index	-0.93	6.64	10.33

American Funds Growth and Income Portfolio	0.56	6.54	9.59
Standard & Poor’s 500 Composite Index*	7.35	11.34	14.49
MSCI All Country World ex USA Index*,†	-8.24	1.63	6.20
Bloomberg Barclays Global Aggregate Index*	-2.05	0.33	0.52
Lipper Mixed-Asset Target Allocation Growth Funds Index	0.57	6.22	9.03

American Funds Moderate Growth and Income Portfolio	-0.27	5.88	8.52
Standard & Poor’s 500 Composite Index*	7.35	11.34	14.49
MSCI All Country World ex USA Index*,†	-8.24	1.63	6.20
Bloomberg Barclays U.S. Aggregate Index*	-2.05	1.83	1.59
Lipper Mixed-Asset Target Allocation Growth Funds Index	0.57	6.22	9.03

American Funds Conservative Growth and Income Portfolio	0.27	4.89	6.72
Standard & Poor’s 500 Composite Index*	7.35	11.34	14.49
MSCI All Country World ex USA Index*,†	-8.24	1.63	6.20
Bloomberg Barclays U.S. Aggregate Index*	-2.05	1.83	1.59
Lipper Mixed-Asset Target Allocation Moderate Funds Index	-0.01	5.02	7.18

American Funds Tax-Advantaged Growth and Income Portfolio	1.43	6.19	7.75
Standard & Poor’s 500 Composite Index*	7.35	11.34	14.49
MSCI All Country World ex USA Index*,†	-8.24	1.63	6.20
Bloomberg Barclays Municipal Bond Index*	-0.51	3.25	2.63
Lipper Mixed-Asset Target Allocation Moderate Funds Index	-0.01	5.02	7.18

American Funds Preservation Portfolio	-0.63	0.77	0.70
Bloomberg Barclays 1–5 Year U.S. Government/Credit A+ Index*	-0.32	0.86	0.89
Lipper Short-Intermediate Investment-Grade Debt Funds Index	-0.27	1.38	1.52

American Funds Tax-Exempt Preservation Portfolio	-0.59	1.66	1.53
Bloomberg Barclays Municipal Bond 1–7 Year Blend Index*	-0.34	1.44	1.39
Lipper Short-Intermediate Municipal Debt Funds Index	-0.39	1.18	1.09

*	Sources: Bloomberg Index Services Ltd., MSCI, S&P Dow Jones Indices LLC and Thomson Reuters Lipper. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
†	Results reflect dividends net of withholding taxes.

The MSCI All Country World Index (ACWI) is a free float-adjusted market capitalization-weighted index that is designed to measure results of more than 40 developed and emerging equity markets. MSCI All Country World ex USA Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market results of more than 40 global developed and emerging markets, excluding the United States. The S&P 500 is a market capitalization-weighted index based on the average weighted results of approximately 500 widely held common stocks. Lipper Global Large-Cap Growth Funds Index is an equally weighted index of funds that invest at least 75% of their equity assets in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s global large-cap floor. Global large-cap growth funds typically have above-average characteristics compared to their large-cap-specific subset of the MSCI World Index. Lipper Global Multi-Cap Growth Funds Index is an equally weighted index of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. Lipper Mixed-Asset Target Allocation Moderate Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 40%–60% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Mixed-Asset Target Allocation Growth Funds Index is an equally weighted index of funds that seeks to maintain a mix of between 60%–80% equity securities, with the remainder invested in bonds, cash and cash equivalents. Lipper Short-Intermediate Investment-Grade Debt Funds Index is an equally weighted index of funds that invest primarily in investment-grade debt issues (rated BBB/Baa and above) with dollar-weighted average maturities of one to five years. Lipper Short-Intermediate Municipal Debt Funds Index is an equally weighted index of funds that invest in municipal debt issues with dollar-weighted average maturities of five to 10 years. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category. Bloomberg Barclays Municipal Bond Index is a market-value-weighted index designed to represent the long-term investment-grade tax-exempt bond market. Bloomberg Barclays Global Aggregate Index represents the global investment-grade fixed income markets. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. Bloomberg Barclays 1–5 Year U.S. Government/ Credit A+ Index is a market-value weighted index that tracks the total return results of fixed-rate, publicly placed, dollar-denominated obligations issued by the U.S. Treasury, U.S. government agencies, quasi-federal corporations, corporate or foreign debt guaranteed by the U.S. government, and U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements, with maturities of one to five years, including A-rated securities and above. Bloomberg Barclays Municipal Bond 1–7 Year Blend Index is a market-value-weighted index that includes investment-grade tax-exempt bonds with maturities of one to seven years.

American Funds Portfolio Series	3

The value of a $10,000 investment

(for periods ended October 31, 2018, with all distributions reinvested)

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge on the $10,000 investment: 5.75% (for Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio and Conservative Growth and Income Portfolio)1; 3.75% (for Tax-Advantaged Growth and Income Portfolio)2; and 2.50% (for Preservation Portfolio and

Global Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-7.72%	5.17%	9.66%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-3.87%	7.16%	11.35%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-5.23%	5.28%	8.59%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Moderate Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-6.03%	4.63%	7.53%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more.
[2]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more.
[3]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $500,000 or more and is eliminated for purchases of $1 million or more.
[4]	Sources: Bloomberg Index Services Ltd., MSCI and S&P Dow Jones Indices LLC. The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

4	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio).3 Thus, the net amount invested was $9,425, $9,625 and $9,750, respectively. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Conservative Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-5.50%	3.66%	5.75%

*	Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

Tax-Advantaged Growth and Income Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-2.38%	5.39%	7.11%

*	Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge.

Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-3.08%	0.27%	0.30%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

Tax-Exempt Preservation Portfolio

Average annual total returns6 based on a $1,000 investment

(for periods ended October 31, 2018)*

			Lifetime
	1 year	5 years	(since 5/18/12)

Class A shares	-3.07%	1.15%	1.13%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[5]	Results reflect dividends net of withholding taxes.
[6]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The portfolio series funds invest in Class R-6 shares of the underlying funds. The investment adviser is currently reimbursing a portion of other expenses for American Funds Tax-Exempt Preservation Portfolio. Investment results reflect the reimbursement, without which the results would have been lower. The reimbursement will be in effect through at least January 1, 2020. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. The results shown are before taxes on fund distributions and sale of fund shares.

American Funds Portfolio Series	5

A look inside the funds

American Funds Portfolio Series was launched in May 2012 to help investors pursue preservation, income, balance and appreciation. Each of the eight funds in the series represents a blend of individual American Funds designed to help investors meet particular investment goals.

The members of the Portfolio Oversight Committee actively monitor the series to keep the portfolios aligned with their objectives.

The pages that follow describe the funds’ objectives and the key drivers of results during the reporting period. They also include a table showing the target allocations of the underlying funds.

6	American Funds Portfolio Series

American Funds Global Growth Portfolio

Underlying funds:

10% SMALLCAP World Fund®

25% EuroPacific Growth Fund®

15% The Growth Fund of America®

20% New Perspective Fund®

15% Fundamental Investors®

15% Capital World Growth and Income Fund®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds. The fund will invest at least 25% of its assets in underlying funds that invest significantly (under normal market conditions, at least 40%) in issuers outside the United States.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of –2.09%. Among the fund’s underlying funds, three returned negative results for the period. Leading positive returns were The Growth Fund of America which contributed 6.99%, followed by Fundamental Investors, with a 3.30% return.

American Funds Growth Portfolio

Underlying funds:

10% SMALLCAP World Fund®

15% EuroPacific Growth Fund®

20% The Growth Fund of America®

20% AMCAP Fund®

20% Fundamental Investors®

15% The Investment Company of America®

The fund’s investment objective is to provide long-term growth of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds will primarily consist of growth funds and growth-and-income funds, which principally invest in equity securities and that may have significant holdings of issuers domiciled outside the United States.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of 2.02%. Among the fund’s underlying funds, all but two were additive, led by AMCAP Fund with a 7.41% return for the period, and The Growth Fund of America at 6.99%.

American Funds Growth and Income Portfolio

Underlying funds:

15% The Growth Fund of America®

25% Capital World Growth and Income Fund®

25% The Investment Company of America®

15% Capital Income Builder®

10% American Balanced Fund®

10% The Bond Fund of America®

The fund’s investment objective is to provide long-term growth of capital while providing current income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of 0.56%. This portfolio’s underlying funds split evenly for the period, with three returning positive results and three slightly negative. Additive leaders were The Growth Fund of America with a return of 6.99% and The Investment Company of America at 4.06%. American Balanced Fund followed with a return of 3.06%.

American Funds Portfolio Series	7

American Funds Moderate Growth and Income Portfolio

Underlying funds:

10% New Perspective Fund®

15% Capital World Growth and Income Fund®

10% Washington Mutual Investors FundSM

25% American Funds Global Balanced FundSM

25% American Balanced Fund®

15% The Bond Fund of America®

The fund’s investment objective is to provide current income and long-term growth of capital and income. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as growth funds, growth-and-income funds, equity-income funds, balanced funds and bond funds. The fund will invest at least 45% of its assets in common stocks and other equity investments, and through its investments in the underlying funds, will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments).

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of –0.27%. Among the fund’s underlying funds, three delivered positive returns and three were negative. Capital World Growth and Income Fund detracted the most with a return of –3.34% for the period. Most additive was Washington Mutual Investors Fund which returned 6.64%.

American Funds Conservative Growth and Income Portfolio

Underlying funds:

20% American Mutual Fund®

25% Capital Income Builder®

25% The Income Fund of America®

15% American High-Income Trust®

15% U.S. Government Securities Fund®

The fund’s investment objective is to provide current income and, secondarily, long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity-income funds, growth-and-income funds and growth funds.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of 0.27%. Among the fund’s underlying funds, American Mutual Fund was most additive, with a return of 6.41% for the period. Capital Income Builder detracted the most at –2.88%.

American Funds Tax-Advantaged Growth and Income Portfolio

Underlying funds:

20% Capital World Growth and Income Fund®

15% Washington Mutual Investors FundSM

15% American Mutual Fund®

25% American High-Income Municipal Bond Fund®

25% The Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital. It will attempt to achieve its objectives by investing in a mix of American Funds in different combinations and weightings. The underlying American Funds may represent a variety of fund categories such as bond funds, balanced funds, equity income funds, growth-and-income funds and growth funds. The fund will seek to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of 1.43%. Among the underlying funds, Washington Mutual Investors Fund and American Mutual Fund were most additive, with returns of 6.64% and 6.41%, respectively, for the period. Capital World Growth and Income Fund detracted most with a –3.34% return.

8	American Funds Portfolio Series

American Funds Preservation Portfolio

Underlying funds:

60% Intermediate Bond Fund of America®

40% Short-Term Bond Fund of America®

The fund’s investment objective is to provide current income, consistent with preservation of capital. It will attempt to achieve its objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of –0.63%. The underlying funds split, with one returning negative results and one positive, with Intermediate Bond Fund of America at –0.73% and Short-Term Bond Fund of America at 0.31%.

American Funds Tax-Exempt Preservation Portfolio

Underlying funds:

30% American Funds Short-Term Tax-Exempt Bond Fund®

70% Limited Term Tax-Exempt Bond Fund of America®

The fund’s investment objective is to provide current income that is exempt from regular federal income tax, consistent with preservation of capital. It will attempt to achieve its investment objective by investing in a mix of American Funds in different combinations and weightings. The fund principally invests in funds that seek current income through bond investments. The fund will strive to generate a material portion of its current income from underlying funds that invest in bonds that are exempt from regular income tax, such as municipal bonds.

For the 12-month period ended October 31, 2018, the fund’s Class A shares had a return of –0.59%. Both of the fund’s underlying funds declined over the period, with Limited-Term Tax-Exempt Bond Fund of America at –0.26% and American Funds Short-Term Tax-Exempt Bond Fund of America at –0.15%.

The underlying fund allocations are as of 10/31/18. Results shown for the underlying funds are for the R-6 share class. Portfolio Series funds are actively monitored, so allocations will vary over time.

American Funds Portfolio Series	9

American Funds Global Growth Portfolio

Investment portfolio October 31, 2018

Growth funds 70%	Shares	Value (000)
EuroPacific Growth Fund, Class R-6	16,770,925	$808,191
New Perspective Fund, Class R-6	15,096,173	644,304
The Growth Fund of America, Class R-6	9,379,165	482,089
SMALLCAP World Fund, Inc., Class R-6	5,857,303	321,156
		2,255,740

Growth-and-income funds 30%
Fundamental Investors, Class R-6	8,033,004	488,969
Capital World Growth and Income Fund, Class R-6	10,288,437	485,100
		974,069

Total investment securities 100% (cost: $3,165,392,000)		3,229,809
Other assets less liabilities 0%		(1,177)

Net assets 100%		$3,228,632

See notes to financial statements

10	American Funds Portfolio Series

American Funds Growth Portfolio

Investment portfolio October 31, 2018

Growth funds 65%	Shares	Value (000)
The Growth Fund of America, Class R-6	27,014,793	$1,388,560
AMCAP Fund, Class R-6	42,872,760	1,385,219
EuroPacific Growth Fund, Class R-6	21,730,976	1,047,216
SMALLCAP World Fund, Inc., Class R-6	12,613,018	691,572
		4,512,567

Growth-and-income funds 35%
Fundamental Investors, Class R-6	22,891,851	1,393,427
The Investment Company of America, Class R-6	26,643,261	1,043,883
		2,437,310

Total investment securities 100% (cost: $6,331,519,000)		6,949,877
Other assets less liabilities 0%		(2,532)

Net assets 100%		$6,947,345

See notes to financial statements

American Funds Portfolio Series	11

American Funds Growth and Income Portfolio

Investment portfolio October 31, 2018

Growth funds 15%	Shares	Value (000)
The Growth Fund of America, Class R-6	24,361,261	$1,252,169

Growth-and-income funds 49%
The Investment Company of America, Class R-6	53,700,984	2,104,005
Capital World Growth and Income Fund, Class R-6	44,623,638	2,104,004
		4,208,009

Equity-income and Balanced funds 25%
Capital Income Builder, Class R-6	22,395,672	1,299,397
American Balanced Fund, Class R-6	32,182,469	862,490
		2,161,887

Fixed income funds 11%
The Bond Fund of America, Class R-6	72,460,379	895,610

Total investment securities 100% (cost: $8,045,245,000)		8,517,675
Other assets less liabilities 0%		(3,205)

Net assets 100%		$8,514,470

See notes to financial statements

12	American Funds Portfolio Series

American Funds Moderate Growth and Income Portfolio

Investment portfolio October 31, 2018

Growth funds 10%	Shares	Value (000)
New Perspective Fund, Class R-6	17,722,668	$756,403

Growth-and-income funds 25%
Capital World Growth and Income Fund, Class R-6	24,181,440	1,140,155
Washington Mutual Investors Fund, Class R-6	17,350,765	771,068
		1,911,223

Equity-income and Balanced funds 50%
American Balanced Fund, Class R-6	72,139,688	1,933,344
American Funds Global Balanced Fund, Class R-6	63,071,707	1,921,795
		3,855,139

Fixed income funds 15%
The Bond Fund of America, Class R-6	97,497,707	1,205,072

Total investment securities 100% (cost: $7,354,459,000)		7,727,837
Other assets less liabilities 0%		(2,724)

Net assets 100%		$7,725,113

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2018 (000)
Equity-income and Balanced funds 25%
American Funds Global Balanced Fund, Class R-6	51,804,196	11,316,798	49,287	63,071,707	$(7)	$(128,301)	$45,800	$1,921,795

See notes to financial statements

American Funds Portfolio Series	13

American Funds Conservative Growth and Income Portfolio

Investment portfolio October 31, 2018

Growth-and-income funds 20%	Shares	Value (000)
American Mutual Fund, Class R-6	22,650,673	$927,998

Equity-income and Balanced funds 50%
The Income Fund of America, Class R-6	52,138,372	1,163,206
Capital Income Builder, Class R-6	20,035,680	1,162,471
		2,325,677

Fixed income funds 30%
U.S. Government Securities Fund, Class R-6	54,399,391	718,072
American High-Income Trust, Class R-6	71,050,222	714,765
		1,432,837

Total investment securities 100% (cost: $4,501,789,000)		4,686,512
Other assets less liabilities 0%		(1,754)

Net assets 100%		$4,684,758

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2018 (000)
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	49,524,485	5,940,891	1,065,985	54,399,391	$(203)	$(28,973)	$14,332	$718,072

See notes to financial statements

14	American Funds Portfolio Series

American Funds Tax-Advantaged Growth and Income Portfolio

Investment portfolio October 31, 2018

Growth-and-income funds 49%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	9,363,179	$441,474
Washington Mutual Investors Fund, Class R-6	7,419,448	329,720
American Mutual Fund, Class R-6	8,044,204	329,571
		1,100,765

Tax-exempt fixed income funds 51%
The Tax-Exempt Bond Fund of America, Class R-6	45,397,492	571,555
American High-Income Municipal Bond Fund, Class R-6	36,848,019	570,776
		1,142,331

Total investment securities 100% (cost: $2,197,400,000)		2,243,096
Other assets less liabilities 0%		(556)

Net assets 100%		$2,242,540

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2018 (000)
Tax-exempt fixed income funds 25%
American High-Income Municipal Bond Fund, Class R-6	26,753,484	11,435,505	1,340,970	36,848,019	$(223)	$(12,623)	$20,092	$570,776

See notes to financial statements

American Funds Portfolio Series	15

American Funds Preservation Portfolio

Investment portfolio October 31, 2018

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	62,673,907	$818,521
Short-Term Bond Fund of America, Class R-6	55,795,584	545,681
		1,364,202

Total investment securities 100% (cost: $1,404,244,000)		1,364,202
Other assets less liabilities 0%		(574)

Net assets 100%		$1,363,628

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Fixed income funds 40%
Short-Term Bond Fund of America, Class R-6	58,053,585	4,342,199	6,600,200	55,795,584	$(826)	$(8,535)	$10,935	$545,681
Intermediate Bond Fund of America, Class R-6[1]	64,547,274	4,910,695	6,784,062	62,673,907	(2,112)	(20,721)	16,246	—
Total 40%					$(2,938)	$(29,256)	$27,181	$545,681

[1]	Unaffiliated issuer at 10/31/2018.

See notes to financial statements

16	American Funds Portfolio Series

American Funds Tax-Exempt Preservation Portfolio

Investment portfolio October 31, 2018

Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	18,254,879	$280,213
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,045,239	120,091
		400,304

Total investment securities 100% (cost: $414,439,000)		400,304
Other assets less liabilities 0%		(69)

Net assets 100%		$400,235

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2018, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2018 (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	19,361,557	2,419,704	3,526,382	18,254,879	$(483)	$(7,144)	$6,799	$280,213
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	12,888,610	1,493,386	2,336,757	12,045,239	(151)	(2,008)	1,939	120,091
Total 100%					$(634)	$(9,152)	$8,738	$400,304

See notes to financial statements

American Funds Portfolio Series	17

Financial statements

Statements of assets and liabilities

at October 31, 2018

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Assets:
Investment securities, at value:
Unaffiliated issuers	$3,229,809	$6,949,877	$8,517,675
Affiliated issuers	—	—	—
Receivables for:
Sales of investments	—	—	—
Sales of fund’s shares	2,643	9,540	11,395
Dividends	—	—	2,310
Total assets	3,232,452	6,959,417	8,531,380

Liabilities:
Payables for:
Purchases of investments	332	5,689	9,498
Repurchases of fund’s shares	2,293	3,734	4,156
Services provided by related parties	1,164	2,574	3,190
Trustees’ deferred compensation	9	18	25
Other	22	57	41
Total liabilities	3,820	12,072	16,910
Net assets at October 31, 2018	$3,228,632	$6,947,345	$8,514,470

Net assets consist of:
Capital paid in on shares of beneficial interest	$3,032,775	$6,002,378	$7,727,493
Total distributable earnings (accumulated loss)	195,857	944,967	786,977
Net assets at October 31, 2018	$3,228,632	$6,947,345	$8,514,470

Investment securities, at cost:
Unaffiliated issuers	$3,165,392	$6,331,519	$8,045,245
Affiliated issuers	—	—	—

See notes to financial statements

18	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$5,806,042	$3,968,440	$1,672,320	$818,521	$—
1,921,795	718,072	570,776	545,681	400,304

—	—	—	2,408	1,754
7,081	3,085	2,754	1,705	530
3,103	4,948	3,472	2,298	716
7,738,021	4,694,545	2,249,322	1,370,613	403,304

5,698	6,093	5,182	2,299	716
4,392	1,939	1,045	4,170	2,251
2,768	1,728	550	504	101
22	15	5	4	1
28	12	—	8	—
12,908	9,787	6,782	6,985	3,069
$7,725,113	$4,684,758	$2,242,540	$1,363,628	$400,235

$7,150,775	$4,434,068	$2,153,007	$1,407,263	$421,607
574,338	250,690	89,533	(43,635)	(21,372)
$7,725,113	$4,684,758	$2,242,540	$1,363,628	$400,235

$5,407,975	$3,746,801	$1,623,356	$846,140	$—
1,946,484	754,988	574,044	558,104	414,439

American Funds Portfolio Series	19

Statements of assets and liabilities

at October 31, 2018

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$1,737,474	$3,973,317	$5,354,214
	Shares outstanding	108,554	222,046	365,971
	Net asset value per share	$16.01	$17.89	$14.63
Class C:	Net assets	$349,743	$858,479	$1,154,919
	Shares outstanding	22,265	48,957	79,447
	Net asset value per share	$15.71	$17.54	$14.54
Class T:	Net assets	$11	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$16.04	$17.92	$14.63
Class F-1:	Net assets	$74,633	$92,129	$155,731
	Shares outstanding	4,657	5,152	10,645
	Net asset value per share	$16.02	$17.88	$14.63
Class F-2:	Net assets	$395,112	$473,593	$597,585
	Shares outstanding	24,567	26,334	40,787
	Net asset value per share	$16.08	$17.98	$14.65
Class F-3:	Net assets	$62,459	$78,190	$70,082
	Shares outstanding	3,889	4,355	4,788
	Net asset value per share	$16.06	$17.95	$14.64
Class 529-A:	Net assets	$279,380	$712,170	$504,042
	Shares outstanding	17,480	39,858	34,466
	Net asset value per share	$15.98	$17.87	$14.62
Class 529-C:	Net assets	$73,988	$181,858	$155,071
	Shares outstanding	4,711	10,386	10,657
	Net asset value per share	$15.71	$17.51	$14.55
Class 529-E:	Net assets	$11,247	$30,936	$22,951
	Shares outstanding	708	1,745	1,573
	Net asset value per share	$15.89	$17.73	$14.59
Class 529-T:	Net assets	$11	$12	$11
	Shares outstanding	1	1	1
	Net asset value per share	$16.03	$17.91	$14.63
Class 529-F-1:	Net assets	$28,612	$78,382	$41,135
	Shares outstanding	1,782	4,366	2,810
	Net asset value per share	$16.06	$17.95	$14.64
Class ABLE-A:	Net assets	$53	$65	$111
	Shares outstanding	3	4	8
	Net asset value per share	$16.00	$17.88	$14.62

See notes to financial statements

20	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$4,655,439	$3,225,391	$1,554,882	$928,887	$307,761
325,881	263,939	117,591	95,805	32,159
$14.29	$12.22	$13.22	$9.70	$9.57
$1,080,609	$654,023	$268,085	$120,402	$43,509
76,117	53,814	20,413	12,436	4,553
$14.20	$12.15	$13.13	$9.68	$9.56
$10	$10	$11	$10	$10
1	1	1	1	1
$14.29	$12.22	$13.22	$9.70	$9.57
$138,091	$74,816	$188,239	$20,880	$4,215
9,666	6,119	14,244	2,153	440
$14.29	$12.23	$13.22	$9.70	$9.57
$610,494	$331,368	$178,572	$80,563	$42,832
42,675	27,082	13,488	8,309	4,477
$14.31	$12.24	$13.24	$9.70	$9.57
$75,855	$45,302	$52,751	$1,749	$1,908
5,308	3,707	3,987	180	199
$14.29	$12.22	$13.23	$9.69	$9.57
$331,795	$137,050		$100,949
23,230	11,220		10,415
$14.28	$12.21		$9.69
$117,417	$46,424		$26,610
8,257	3,816		2,747
$14.22	$12.16		$9.69
$12,829	$6,497		$3,856
900	532		398
$14.25	$12.21		$9.69
$11	$11		$10
1	1		1
$14.29	$12.22		$9.70
$40,120	$19,972		$20,617
2,805	1,633		2,127
$14.30	$12.23		$9.69
$144	$73		$47
10	6		5
$14.29	$12.22		$9.69

American Funds Portfolio Series	21

Statements of assets and liabilities

at October 31, 2018

		Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class R-1:	Net assets	$4,614	$15,596	$9,503
	Shares outstanding	292	885	652
	Net asset value per share	$15.78	$17.62	$14.57
Class R-2:	Net assets	$74,178	$162,118	$136,967
	Shares outstanding	4,735	9,249	9,432
	Net asset value per share	$15.67	$17.53	$14.52
Class R-2E:	Net assets	$3,921	$7,898	$9,090
	Shares outstanding	247	447	623
	Net asset value per share	$15.86	$17.65	$14.59
Class R-3:	Net assets	$44,970	$107,551	$93,379
	Shares outstanding	2,832	6,058	6,405
	Net asset value per share	$15.88	$17.75	$14.58
Class R-4:	Net assets	$22,167	$53,659	$64,328
	Shares outstanding	1,387	3,004	4,398
	Net asset value per share	$15.99	$17.86	$14.63
Class R-5E:	Net assets	$2,669	$8,833	$6,029
	Shares outstanding	167	494	412
	Net asset value per share	$16.00	$17.88	$14.62
Class R-5:	Net assets	$7,820	$25,630	$20,524
	Shares outstanding	484	1,419	1,398
	Net asset value per share	$16.16	$18.06	$14.68
Class R-6:	Net assets	$55,570	$86,918	$118,787
	Shares outstanding	3,431	4,821	8,103
	Net asset value per share	$16.20	$18.03	$14.66

See notes to financial statements

22	American Funds Portfolio Series

(dollars and shares in thousands, except per-share amounts)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$12,415	$1,366		$549
873	112		57
$14.22	$12.17		$9.69
$106,083	$34,165		$14,287
7,470	2,810		1,478
$14.20	$12.16		$9.67
$7,180	$423		$620
503	35		64
$14.28	$12.22		$9.70
$119,462	$30,218		$16,354
8,383	2,478		1,688
$14.25	$12.20		$9.69
$98,463	$30,709		$12,157
6,893	2,513		1,254
$14.28	$12.22		$9.70
$9,902	$3,550		$411
693	291		42
$14.30	$12.21		$9.70
$21,309	$6,891		$2,074
1,488	563		214
$14.32	$12.25		$9.70
$287,485	$36,499		$12,596
20,082	2,981		1,299
$14.32	$12.24		$9.70

American Funds Portfolio Series	23

Statements of operations

for the year ended October 31, 2018

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio
Investment income:
Income:
Dividends:
Unaffiliated issuers	$31,761	$67,123	$174,197
Affiliated issuers	—	—	—
	31,761	67,123	174,197

Fees and expenses*:
Distribution services	10,701	23,735	30,544
Transfer agent services	3,331	6,928	6,986
Reports to shareholders	126	264	336
Registration statement and prospectus	438	681	632
Trustees’ compensation	16	35	43
Auditing and legal	6	8	10
Custodian	12	12	12
Other	277	687	516
Total fees and expenses before waivers/reimbursements	14,907	32,350	39,079
Less waivers/reimbursements of fees and expenses:
ABLE plan services fee waivers	— †	— †	— †
Miscellaneous fee reimbursements	—	—	—
Total waivers/reimbursements of fees and expenses	— †	— †	— †
Total fees and expenses after reimbursements	14,907	32,350	39,079
Net investment income	16,854	34,773	135,118

Net realized gain (loss) and unrealized depreciation:
Net realized (loss) gain on sale of investments:
Unaffiliated issuers	(617)	(119)	4,522
Affiliated issuers	—	—	—
Capital gain distributions received	144,148	353,479	337,930
	143,531	353,360	342,452
Net unrealized depreciation on investments:
Unaffiliated issuers	(268,199)	(331,079)	(480,425)
Affiliated issuers	—	—	—
	(268,199)	(331,079)	(480,425)
Net realized (loss) gain and unrealized depreciation	(124,668)	22,281	(137,973)
Net (decrease) increase in net assets resulting from operations	$(107,814)	$57,054	$(2,855)

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

24	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio

$111,546	$145,687	$37,606	$13	$—
45,800	14,332	20,092	27,181	8,738
157,346	160,019	57,698	27,194	8,738

27,301	16,858	7,200	4,981	1,486
5,683	3,303	1,263	1,200	273
301	193	81	59	18
643	436	344	294	120
39	25	10	7	2
9	7	5	5	4
12	12	12	12	12
357	145	5	105	1

34,345	20,979	8,920	6,663	1,916

— †	— †	—	— †	—
—	—	—	—	30
— †	— †	—	— †	30
34,345	20,979	8,920	6,663	1,886
123,001	139,040	48,778	20,531	6,852

(66)	229	(279)	—	—
(7)	(203)	(223)	(2,938)	(634)
212,988	76,100	45,873	—	—
212,915	76,126	45,371	(2,938)	(634)

(271,442)	(179,600)	(69,041)	—	—
(128,301)	(28,973)	(12,623)	(29,256)	(9,152)
(399,743)	(208,573)	(81,664)	(29,256)	(9,152)
(186,828)	(132,447)	(36,293)	(32,194)	(9,786)

$(63,827)	$6,593	$12,485	$(11,663)	$(2,934)

American Funds Portfolio Series	25

Statements of changes in net assets

	Global Growth Portfolio		Growth Portfolio		Growth and Income Portfolio
	Year ended October 31		Year ended October 31		Year ended October 31
	2018	2017	2018	2017	2018	2017
Operations:
Net investment income	$16,854	$18,429	$34,773	$39,244	$135,118	$118,838
Net realized gain (loss)	143,531	150,912	353,360	167,492	342,452	150,940
Net unrealized (depreciation) appreciation	(268,199)	313,133	(331,079)	849,844	(480,425)	816,444
Net (decrease) increase in net assets resulting from operations	(107,814)	482,474	57,054	1,056,580	(2,855)	1,086,222

Distributions paid to shareholders*	(159,183)		(191,087)		(268,011)
Dividends from net investment income		(15,700)		(35,599)		(116,273)
Distributions from net realized gain on investments		(45,356)		(138,199)		(144,461)
Total dividends and distributions paid to shareholders		(61,056)		(173,798)		(260,734)

Net capital share transactions	911,418	378,154	1,346,192	739,162	1,223,319	800,173

Total increase (decrease) in net assets	644,421	799,572	1,212,159	1,621,944	952,453	1,625,661

Net assets:
Beginning of year	2,584,211	1,784,639	5,735,186	4,113,242	7,562,017	5,936,356
End of year	$3,228,632	$2,584,211	$6,947,345	$5,735,186	$8,514,470	$7,562,017

*	Current year amounts reflect current presentation under new accounting standards.

See notes to financial statements

26	American Funds Portfolio Series

(dollars in thousands)

Moderate Growth and Income Portfolio		Conservative Growth and Income Portfolio		Tax-Advantaged Growth and Income Portfolio		Preservation Portfolio		Tax-Exempt Preservation Portfolio
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2018	2017	2018	2017	2018	2017	2018	2017	2018	2017

$123,001	$89,652	$139,040	$117,774	$48,778	$35,120	$20,531	$12,652	$6,852	$7,686
212,915	149,595	76,126	28,272	45,371	31,355	(2,938)	1,892	(634)	(3,833)
(399,743)	582,678	(208,573)	306,992	(81,664)	91,563	(29,256)	(14,583)	(9,152)	(1,408)

(63,827)	821,925	6,593	453,038	12,485	158,038	(11,663)	(39)	(2,934)	2,445

(254,054)		(158,868)		(76,752)		(20,250)		(6,795)
	(89,343)		(120,943)		(34,201)		(14,496)		(7,786)
	(102,336)		(15,840)		(10,550)		(680)		—
	(191,679)		(136,783)		(44,751)		(15,176)		(7,786)

1,305,229	952,139	287,558	436,076	609,191	439,815	(46,576)	216,053	(25,558)	(6,593)

987,348	1,582,385	135,283	752,331	544,924	553,102	(78,489)	200,838	(35,287)	(11,934)

6,737,765	5,155,380	4,549,475	3,797,144	1,697,616	1,144,514	1,442,117	1,241,279	435,522	447,456
$7,725,113	$6,737,765	$4,684,758	$4,549,475	$2,242,540	$1,697,616	$1,363,628	$1,442,117	$400,235	$435,522

American Funds Portfolio Series	27

Notes to financial statements

1. Organization

American Funds Portfolio Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:

American Funds Global Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth Portfolio	Seeks long-term growth of capital.
American Funds Growth and Income Portfolio	Seeks long-term growth of capital while providing current income.
American Funds Moderate Growth and Income Portfolio (formerly American Funds Balanced Portfolio)	Seeks current income and long-term growth of capital and income.
American Funds Conservative Growth and Income Portfolio (formerly American Funds Income Portfolio)	Seeks current income and, secondarily, long-term growth of capital.
American Funds Tax-Advantaged Growth and Income Portfolio (formerly American Funds Tax-Advantaged Income Portfolio)	Seeks current income, a portion of which is exempt from regular federal income tax, while secondarily striving for long-term growth of capital.
American Funds Preservation Portfolio	Seeks current income, consistent with preservation of capital.
American Funds Tax-Exempt Preservation Portfolio	Seeks current income that is exempt from regular federal income tax, consistent with preservation of capital.

Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser to the underlying funds.

The Global Growth Portfolio, Growth Portfolio, Growth and Income Portfolio, Moderate Growth and Income Portfolio, Conservative Growth and Income Portfolio and Preservation Portfolio each have 20 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1), one tax-advantaged share class for individuals with disabilities (Class ABLE-A) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The Tax-Advantaged Growth and Income Portfolio and Tax-Exempt Preservation Portfolio each have six retail share classes (Classes A, C, T, F-1, F-2 and F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A, 529-A and ABLE-A	Up to 2.50% for Preservation Portfolio and Tax-Exempt Preservation Portfolio; up to 3.75% for Tax-Advantaged Growth and Income Portfolio; up to 5.75% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years*
Class 529-E	None	None	None
Classes T and 529-T†	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Effective December 1, 2017.
†	Class T and 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

28	American Funds Portfolio Series

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2018, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

American Funds Portfolio Series	29

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of an underlying fund’s securities and income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the underlying fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having failing to recoup the full amount of its initial investment and to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger

30	American Funds Portfolio Series

companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Currency — The prices of, and the income generated by, many debt securities held by the underlying funds may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of an underlying fund’s securities denominated in such currencies would generally fall and vice versa. U.S. dollar-denominated securities of foreign issuers may also be affected by changes in relative currency values.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the

American Funds Portfolio Series	31

difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

The fund may invest in inflation-linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation-linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the underlying fund.

Liquidity risk — Certain underlying fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the underlying fund could cause the values of these securities to decline.

Investing in municipal securities — The yield and/or value of the fund’s investments in municipal securities may be adversely affected by events tied to the municipal securities markets, which can be very volatile and significantly impacted by unfavorable legislative or political developments and negative changes in the financial conditions of municipal securities issuers and the economy. To the extent the fund invests in obligations of a municipal issuer, the volatility, credit quality and performance of the fund may be adversely impacted by local political and economic conditions of the issuer. For example, a credit rating downgrade, bond default or bankruptcy involving an issuer within a particular state or territory could affect the market values and marketability of many or all municipal obligations of that state or territory. Income from municipal securities held by the fund could also be declared taxable because of changes in tax laws or interpretations by taxing authorities or as a result of noncompliant conduct of a municipal issuer. Additionally, the relative amount of publicly available information about municipal securities is generally less than that for corporate securities.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make an underlying fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the underlying fund’s share price may increase.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Nondiversification risk — As some of the underlying funds are nondiversified, those funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than a diversified fund. Therefore, poor performance by a single large holding could adversely impact that fund’s investment results more than if the fund were invested in a larger number of issuers.

Management — The investment adviser to the fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and

32	American Funds Portfolio Series

data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended October 31, 2018, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses and amortization of premiums and discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

Additional tax basis disclosures for each fund as of October 31, 2018, are as follows (dollars in thousands):

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Undistributed ordinary income	$—	$—	$—	$10,832
Undistributed long-term capital gains	131,943	327,239	315,369	191,427
Gross unrealized appreciation on investments	146,267	618,420	508,354	429,902
Gross unrealized depreciation on investments	(82,344)	(674)	(36,722)	(57,802)
Net unrealized appreciation (depreciation) on investments	63,923	617,746	471,632	372,100
Cost of investments	3,165,886	6,332,131	8,046,043	7,355,737
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	13,221	26,990	31,198	21,571

	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Undistributed ordinary income	$4,674	$1,487	$773	$—
Undistributed tax-exempt income	—	2,313	—	290
Undistributed long-term capital gains	66,895	40,982	—	—
Capital loss carryforward*	—	—	(3,121)	(6,888)
Gross unrealized appreciation on investments	277,822	65,483	—	416
Gross unrealized depreciation on investments	(98,686)	(20,727)	(41,282)	(15,187)
Net unrealized appreciation (depreciation) on investments	179,136	44,756	(41,282)	(14,771)
Cost of investments	4,507,376	2,198,340	1,405,484	415,075
Reclassification from total distributable earnings/accumulated loss to capital paid in on shares of beneficial interest	10,698	4,889	13	2

*	Capital loss carryforwards will be used to offset any capital gains realized by the fund in future years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

American Funds Portfolio Series	33

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$10,084		$81,139		$91,223		$10,788		$27,044		$37,832
Class B1							—		10		10
Class C	36		16,475		16,511		617		5,840		6,457
Class T2	—	[3]	1		1		—		—		—
Class F-1	408		3,290		3,698		367		993		1,360
Class F-2	2,318		14,096		16,414		1,329		2,765		4,094
Class F-3[4]	164		927		1,091		—		—		—
Class 529-A	1,528		12,562		14,090		1,465		3,819		5,284
Class 529-B1							—		3		3
Class 529-C	—		3,786		3,786		22		1,317		1,339
Class 529-E	41		486		527		42		145		187
Class 529-T2	—	[3]	1		1		—		—		—
Class 529-F-1	147		951		1,098		121		269		390
Class ABLE-A5	—		—		—
Class R-1	5		214		219		—		59		59
Class R-2	19		3,779		3,798		173		1,250		1,423
Class R-2E	6		95		101		11		25		36
Class R-3	149		1,953		2,102		162		573		735
Class R-4	108		897		1,005		119		296		415
Class R-5E	—	[3]	1		1		—	[3]	—	[3]	—	[3]
Class R-5	70		417		487		62		125		187
Class R-6	456		2,574		3,030		422		823		1,245
Total	$15,539		$143,644		$159,183		$15,700		$45,356		$61,056

Growth Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$23,968		$91,462		$115,430		$25,081		$83,165		$108,246
Class B1							—		35		35
Class C	53		20,938		20,991		1,607		19,972		21,579
Class T2	—	[3]	—	[3]	—	[3]	—		—		—
Class F-1	547		2,224		2,771		579		2,066		2,645
Class F-2	2,785		8,271		11,056		2,074		5,800		7,874
Class F-3[4]	246		667		913		—		—		—
Class 529-A	4,053		15,980		20,033		3,607		12,636		16,243
Class 529-B1							—		4		4
Class 529-C	—		4,764		4,764		389		4,516		4,905
Class 529-E	125		728		853		126		598		724
Class 529-T2	—	[3]	—	[3]	—	[3]	—		—		—
Class 529-F-1	504		1,555		2,059		347		1,025		1,372
Class ABLE-A5	—		—		—
Class R-1	4		256		260		12		237		249
Class R-2	80		3,899		3,979		323		3,240		3,563
Class R-2E	24		178		202		31		126		157
Class R-3	396		2,434		2,830		416		1,888		2,304
Class R-4	333		1,300		1,633		315		1,079		1,394
Class R-5E	53		149		202		—	[3]	—	[3]	—	[3]
Class R-5	200		570		770		175		465		640
Class R-6	630		1,711		2,341		517		1,347		1,864
Total	$34,001		$157,086		$191,087		$35,599		$138,199		$173,798

34	American Funds Portfolio Series

Growth and Income Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$89,192		$87,067		$176,259		$81,593		$94,686		$176,279
Class B1							6		32		38
Class C	11,252		19,904		31,156		11,596		22,610		34,206
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	2,664		2,812		5,476		2,416		2,808		5,224
Class F-2	9,645		7,276		16,921		5,780		5,299		11,079
Class F-3[4]	1,021		597		1,618		154		—		154
Class 529-A	8,212		8,145		16,357		6,948		8,095		15,043
Class 529-B1							1		6		7
Class 529-C	1,396		2,707		4,103		1,552		3,177		4,729
Class 529-E	326		372		698		292		401		693
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	714		618		1,332		596		621		1,217
Class ABLE-A5	—		—		—
Class R-1	82		134		216		74		146		220
Class R-2	1,330		2,243		3,573		1,227		2,234		3,461
Class R-2E	109		147		256		70		90		160
Class R-3	1,290		1,493		2,783		1,096		1,429		2,525
Class R-4	1,199		1,331		2,530		1,181		1,364		2,545
Class R-5E	95		69		164		—	[3]	—	[3]	—	[3]
Class R-5	407		346		753		253		176		429
Class R-6	2,188		1,628		3,816		1,438		1,287		2,725
Total	$131,122		$136,889		$268,011		$116,273		$144,461		$260,734

Moderate Growth and Income Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$76,259		$81,920		$158,179		$59,670		$63,486		$123,156
Class B1							5		22		27
Class C	10,556		20,556		31,112		8,824		17,262		26,086
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	2,395		2,802		5,197		2,068		2,335		4,403
Class F-2	10,088		8,345		18,433		5,660		4,690		10,350
Class F-3[4]	1,273		929		2,202		116		—		116
Class 529-A	5,352		5,871		11,223		3,888		4,297		8,185
Class 529-B1							1		3		4
Class 529-C	1,033		2,222		3,255		955		2,032		2,987
Class 529-E	176		218		394		148		192		340
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	686		639		1,325		478		446		924
Class ABLE-A5	—		—		—
Class R-1	112		197		309		99		214		313
Class R-2	1,062		2,053		3,115		815		1,487		2,302
Class R-2E	49		99		148		103		65		168
Class R-3	1,586		2,051		3,637		1,210		1,544		2,754
Class R-4	1,664		1,851		3,515		1,263		1,234		2,497
Class R-5E	132		100		232		23		—	[3]	23
Class R-5	424		413		837		286		235		521
Class R-6	5,801		5,140		10,941		3,731		2,792		6,523
Total	$118,648		$135,406		$254,054		$89,343		$102,336		$191,679

See end of tables for footnotes.

American Funds Portfolio Series	35

Conservative Growth and Income Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$99,071		$14,627		$113,698		$88,221		$11,087		$99,308
Class B1							5		3		8
Class C	15,572		3,147		18,719		15,142		2,591		17,733
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	2,544		412		2,956		2,538		333		2,871
Class F-2	9,798		1,250		11,048		7,000		760		7,760
Class F-3[4]	1,218		126		1,344		174		—		174
Class 529-A	3,751		503		4,254		2,630		332		2,962
Class 529-B1							1		—	[3]	1
Class 529-C	1,032		206		1,238		1,102		192		1,294
Class 529-E	175		29		204		169		24		193
Class 529-T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	501		45		546		289		36		325
Class ABLE-A5	—		—		—
Class R-1	40		9		49		41		8		49
Class R-2	772		146		918		691		113		804
Class R-2E	6		1		7		8		1		9
Class R-3	836		142		978		774		106		880
Class R-4	1,049		169		1,218		1,010		128		1,138
Class R-5E	99		13		112		6		1		7
Class R-5	229		31		260		178		19		197
Class R-6	1,177		142		1,319		964		106		1,070
Total	$137,870		$20,998		$158,868		$120,943		$15,840		$136,783

Tax-Advantaged Growth and Income Portfolio

	Year ended October 31, 2018						Year ended October 31, 2017
Share class	Ordinary income[6]		Long-term capital gains		Total distributions paid		Ordinary income[6]		Long-term capital gains		Total distributions paid
Class A	$34,458		$20,767		$55,225		$26,502		$8,157		$34,659
Class B1							—	[3]	—	[3]	—	[3]
Class C	4,301		3,636		7,937		3,350		1,425		4,775
Class T2	—	[3]	—	[3]	—	[3]	—	[3]	—		—	[3]
Class F-1	4,287		2,450		6,737		2,054		411		2,465
Class F-2	3,607		1,726		5,333		2,106		557		2,663
Class F-3[4]	1,098		422		1,520		189		—		189
Total	$47,751		$29,001		$76,752		$34,201		$10,550		$44,751

36	American Funds Portfolio Series

Preservation Portfolio

	Year ended October 31, 2018					Year ended October 31, 2017
Share class	Ordinary income		Long-term capital gains	Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class A	$14,576		$—	$14,576		$10,538		$439		$10,977
Class B1						—	[3]	—	[3]	—	[3]
Class C	1,041		—	1,041		865		97		962
Class T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class F-1	339		—	339		324		15		339
Class F-2	1,443		—	1,443		799		27		826
Class F-3[4]	30		—	30		5		—		5
Class 529-A	1,467		—	1,467		940		41		981
Class 529-B1						—	[3]	—	[3]	—	[3]
Class 529-C	199		—	199		160		19		179
Class 529-E	53		—	53		33		2		35
Class 529-T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class 529-F-1	302		—	302		221		8		229
Class ABLE-A5	—		—	—
Class R-1	3		—	3		5		1		6
Class R-2	113		—	113		90		9		99
Class R-2E	13		—	13		19		1		20
Class R-3	197		—	197		151		9		160
Class R-4	176		—	176		128		5		133
Class R-5E	4		—	4		—	[3]	—	[3]	—	[3]
Class R-5	44		—	44		30		1		31
Class R-6	250		—	250		188		6		194
Total	$20,250		$—	$20,250		$14,496		$680		$15,176

Tax-Exempt Preservation Portfolio

	Year ended October 31, 2018					Year ended October 31, 2017
Share class	Ordinary income[6]		Long-term capital gains	Total distributions paid		Ordinary income[6]		Long-term capital gains		Total distributions paid
Class A	$5,432		$—	$5,432		$6,177		$—		$6,177
Class B1						—	[3]	—		—	[3]
Class C	476		—	476		692		—		692
Class T2	—	[3]	—	—	[3]	—	[3]	—		—	[3]
Class F-1	107		—	107		189		—		189
Class F-2	735		—	735		719		—		719
Class F-3[4]	45		—	45		9		—		9
Total	$6,795		$—	$6,795		$7,786		$—		$7,786

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class ABLE-A shares began investment operations on July 13, 2018.
[6]	Ordinary income may include both taxable and tax-exempt income.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

American Funds Portfolio Series	37

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes 529-A and ABLE-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A, 529-A and ABLE-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of October 31, 2018, unreimbursed expenses subject to reimbursement for the funds’ Class A, 529-A and ABLE-A shares were as follows (dollars in thousands):

	Class A	Class 529-A	Class ABLE-A
Global Growth Portfolio	$—	$—	$—
Growth Portfolio	—	—	—
Growth and Income Portfolio	—	—	—
Moderate Growth and Income Portfolio	—	—	—
Conservative Growth and Income Portfolio	—	—	—
Tax-Advantaged Growth and Income Portfolio	301	Not applicable	Not applicable
Preservation Portfolio	—	—	—
Tax-Exempt Preservation Portfolio	725	Not applicable	Not applicable

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 and ABLE plan services — Each 529 and ABLE share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan and ABLEAmerica tax-advantaged savings program. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the combined net assets invested in the Class 529 and ABLE shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is currently waiving the ABLE plan services fees it is owed from Class ABLE-A shares as compensation for its oversight and administration of ABLEAmerica. The waiver is expected to remain in effect until the date on which total net assets invested in ABLEAmerica reach

38	American Funds Portfolio Series

$300 million or June 30, 2023, whichever is earlier. The fee is included in other expenses and the waiver is shown as ABLE plan services waiver in each fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2018, were as follows (dollars in thousands):

Global Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$4,679		$1,784		Not applicable
Class C	3,503		359		Not applicable
Class T	—		—	*	Not applicable
Class F-1	189		86		Not applicable
Class F-2	Not applicable		366		Not applicable
Class F-3	—		1		Not applicable
Class 529-A	606		267		$180
Class 529-C	772		76		51
Class 529-E	54		6		7
Class 529-T	—		—	*	—	*
Class 529-F-1	—		22		15
Class ABLE-A†	—	*	—	*	—	*
Class R-1	44		4		Not applicable
Class R-2	573		262		Not applicable
Class R-2E	16		5		Not applicable
Class R-3	213		64		Not applicable
Class R-4	52		20		Not applicable
Class R-5E	Not applicable		2		Not applicable
Class R-5	Not applicable		5		Not applicable
Class R-6	Not applicable		2		Not applicable
Total class-specific expenses	$10,701		$3,331		$253

Growth Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$9,449		$3,836		Not applicable
Class C	8,450		845		Not applicable
Class T	—		—	*	Not applicable
Class F-1	228		107		Not applicable
Class F-2	Not applicable		415		Not applicable
Class F-3	—		1		Not applicable
Class 529-A	1,545		656		$448
Class 529-C	1,890		184		125
Class 529-E	151		17		20
Class 529-T	—		—	*	—	*
Class 529-F-1	—		66		46
Class ABLE-A†	—	*	—	*	—	*
Class R-1	127		12		Not applicable
Class R-2	1,202		543		Not applicable
Class R-2E	43		14		Not applicable
Class R-3	517		152		Not applicable
Class R-4	133		53		Not applicable
Class R-5E	Not applicable		11		Not applicable
Class R-5	Not applicable		13		Not applicable
Class R-6	Not applicable		3		Not applicable
Total class-specific expenses	$23,735		$6,928		$639

Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$13,748		$4,100		Not applicable
Class C	11,728		919		Not applicable
Class T	—		—	*	Not applicable
Class F-1	401		187		Not applicable
Class F-2	Not applicable		534		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	1,141		379		$328
Class 529-C	1,607		124		106
Class 529-E	115		10		15
Class 529-T	—		—	*	—	*
Class 529-F-1	—		29		25
Class ABLE-A†	—	*	—	*	—	*
Class R-1	89		8		Not applicable
Class R-2	1,019		450		Not applicable
Class R-2E	53		18		Not applicable
Class R-3	466		136		Not applicable
Class R-4	177		70		Not applicable
Class R-5E	Not applicable		7		Not applicable
Class R-5	Not applicable		11		Not applicable
Class R-6	Not applicable		4		Not applicable
Total class-specific expenses	$30,544		$6,986		$474

Moderate Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$12,177		$3,172		Not applicable
Class C	10,949		778		Not applicable
Class T	—		—	*	Not applicable
Class F-1	360		163		Not applicable
Class F-2	Not applicable		547		Not applicable
Class F-3	—		1		Not applicable
Class 529-A	777		224		$213
Class 529-C	1,199		85		79
Class 529-E	61		5		8
Class 529-T	—		—	*	—	*
Class 529-F-1	—		25		24
Class ABLE-A†	—	*	—	*	—	*
Class R-1	115		11		Not applicable
Class R-2	812		364		Not applicable
Class R-2E	34		13		Not applicable
Class R-3	573		167		Not applicable
Class R-4	244		97		Not applicable
Class R-5E	Not applicable		10		Not applicable
Class R-5	Not applicable		12		Not applicable
Class R-6	Not applicable		9		Not applicable
Total class-specific expenses	$27,301		$5,683		$324

See end of tables for footnotes.

American Funds Portfolio Series	39

Conservative Growth and Income Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$8,493		$2,114		Not applicable
Class C	6,821		448		Not applicable
Class T	—		—	*	Not applicable
Class F-1	216		98		Not applicable
Class F-2	Not applicable		320		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	315		77		$82
Class 529-C	470		31		31
Class 529-E	32		2		4
Class 529-T	—		—	*	—	*
Class 529-F-1	—		9		10
Class ABLE-A†	—	*	—	*	—	*
Class R-1	18		2		Not applicable
Class R-2	250		111		Not applicable
Class R-2E	1		1		Not applicable
Class R-3	154		45		Not applicable
Class R-4	88		35		Not applicable
Class R-5E	Not applicable		4		Not applicable
Class R-5	Not applicable		4		Not applicable
Class R-6	Not applicable		2		Not applicable
Total class-specific expenses	$16,858		$3,303		$127

Tax-Advantaged Growth and Income Portfolio

Share class	Distribution services	Transfer agent services
Class A	$4,291	$782
Class C	2,456	136
Class T	—	—	*
Class F-1	453	205
Class F-2	Not applicable	140
Class F-3	Not applicable	—	*
Total class-specific expenses	$7,200	$1,263

Preservation Portfolio

Share class	Distribution services		Transfer agent services		529 and ABLE plan services
Class A	$2,788		$772		Not applicable
Class C	1,363		111		Not applicable
Class T	—		—	*	Not applicable
Class F-1	57		28		Not applicable
Class F-2	Not applicable		86		Not applicable
Class F-3	—		—	*	Not applicable
Class 529-A	242		77		$64
Class 529-C	283		23		19
Class 529-E	21		2		3
Class 529-T	—		—	*	—	*
Class 529-F-1	—		13		12
Class ABLE-A†	—	*	—	*	—	*
Class R-1	4		1		Not applicable
Class R-2	107		49		Not applicable
Class R-2E	8		3		Not applicable
Class R-3	80		23		Not applicable
Class R-4	28		10		Not applicable
Class R-5E	Not applicable		—	*	Not applicable
Class R-5	Not applicable		1		Not applicable
Class R-6	Not applicable		1		Not applicable
Total class-specific expenses	$4,981		$1,200		$98

Tax-Exempt Preservation Portfolio

Share class	Distribution services	Transfer agent services
Class A	$973	$195
Class C	496	30
Class T	—	—	*
Class F-1	17	9
Class F-2	Not applicable	39
Class F-3	Not applicable	—	*
Total class-specific expenses	$1,486	$273

*	Amount less than one thousand.
†	Class ABLE-A shares began investment operations on July 13, 2018.

40	American Funds Portfolio Series

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Portfolio	$16	$—	*	$16
Growth Portfolio	34	1		35
Growth and Income Portfolio	42	1		43
Moderate Growth and Income Portfolio	38	1		39
Conservative Growth and Income Portfolio	24	1		25
Tax-Advantaged Growth and Income Portfolio	10	—	*	10
Preservation Portfolio	7	—	*	7
Tax-Exempt Preservation Portfolio	2	—	*	2

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2018, as follows (dollars in thousands):

	Purchases	Sales
Global Growth Portfolio	$929,628	$16,102
Growth Portfolio	1,546,045	2,558
Growth and Income Portfolio	1,453,304	20,599
Moderate Growth and Income Portfolio	1,399,291	12,033
Conservative Growth and Income Portfolio	437,809	94,075
Tax-Advantaged Growth and Income Portfolio	674,347	47,113
Preservation Portfolio	107,797	154,033
Tax-Exempt Preservation Portfolio	52,661	78,206

American Funds Portfolio Series	41

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

Global Growth Portfolio

	Sales[1]			Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$592,636	34,319		$90,842	5,440		$(272,101)	(15,863)	$411,377	23,896
Class C	128,203	7,544		16,477	999		(60,748)	(3,585)	83,932	4,958
Class T	—	—		—	—		—	—	—	—
Class F-1	46,247	2,675		3,696	221		(27,109)	(1,580)	22,834	1,316
Class F-2	280,376	16,240		16,307	974		(119,105)	(6,896)	177,578	10,318
Class F-3	63,190	3,645		1,091	65		(11,837)	(689)	52,444	3,021
Class 529-A	99,662	5,774		14,090	844		(29,656)	(1,730)	84,096	4,888
Class 529-C	20,229	1,189		3,783	229		(14,870)	(871)	9,142	547
Class 529-E	4,482	262		522	32		(1,469)	(86)	3,535	208
Class 529-T	—	—		1	—	[2]	—	—	1	— [2]
Class 529-F-1	17,804	1,038		1,096	66		(4,947)	(285)	13,953	819
Class ABLE-A3	56	3		—	—		— [2]	— [2]	56	3
Class R-1	2,395	139		215	13		(880)	(52)	1,730	100
Class R-2	31,534	1,864		3,796	231		(21,855)	(1,295)	13,475	800
Class R-2E	2,865	166		100	6		(187)	(11)	2,778	161
Class R-3	20,005	1,170		2,101	126		(9,223)	(538)	12,883	758
Class R-4	10,096	589		1,006	60		(4,287)	(248)	6,815	401
Class R-5E	3,113	182		—	—		(261)	(16)	2,852	166
Class R-5	2,637	151		487	29		(2,403)	(139)	721	41
Class R-6	21,919	1,257		3,030	180		(13,733)	(794)	11,216	643
Total net increase (decrease)	$1,347,449	78,207		$158,640	9,515		$(594,671)	(34,678)	$911,418	53,044

Year ended October 31, 2017

Class A	$354,909	22,648		$37,638	2,727		$(242,404)	(15,891)	$150,143	9,484
Class B4	9	—	[2]	11	1		(626)	(43)	(606)	(42)
Class C	71,152	4,624		6,439	472		(59,814)	(3,974)	17,777	1,122
Class T5	10	1		—	—		—	—	10	1
Class F-1	29,543	1,855		1,360	98		(22,218)	(1,440)	8,685	513
Class F-2	146,270	9,178		4,041	292		(39,394)	(2,537)	110,917	6,933
Class F-3[6]	14,415	885		—	—		(278)	(17)	14,137	868
Class 529-A	49,676	3,198		5,284	383		(19,235)	(1,265)	35,725	2,316
Class 529-B4	2	—	[2]	3	—	[2]	(135)	(9)	(130)	(9)
Class 529-C	13,592	891		1,338	98		(11,328)	(784)	3,602	205
Class 529-E	2,037	132		187	14		(475)	(31)	1,749	115
Class 529-T5	10	1		—	—		—	—	10	1
Class 529-F-1	5,634	360		390	28		(1,954)	(127)	4,070	261
Class R-1	1,424	94		57	4		(1,583)	(107)	(102)	(9)
Class R-2	25,724	1,694		1,424	104		(18,147)	(1,192)	9,001	606
Class R-2E	456	29		36	3		(235)	(14)	257	18
Class R-3	13,846	902		734	53		(6,714)	(440)	7,866	515
Class R-4	7,946	520		415	30		(4,339)	(284)	4,022	266
Class R-5E	—	—		—	—		—	—	—	—
Class R-5	3,396	217		187	14		(1,318)	(81)	2,265	150
Class R-6	13,632	860		1,244	90		(6,120)	(391)	8,756	559
Total net increase (decrease)	$753,683	48,089		$60,788	4,411		$(436,317)	(28,627)	$378,154	23,873

42	American Funds Portfolio Series

Growth Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$1,108,586	59,007	$115,029		6,359		$(541,244)	(28,883)	$682,371	36,483
Class C	241,313	13,059	20,935		1,174		(148,417)	(8,049)	113,831	6,184
Class T	—	—	—		—		—	—	—	—
Class F-1	47,322	2,516	2,769		153		(34,835)	(1,848)	15,256	821
Class F-2	304,892	16,177	10,929		602		(124,374)	(6,577)	191,447	10,202
Class F-3	62,956	3,310	907		50		(5,866)	(312)	57,997	3,048
Class 529-A	200,219	10,683	20,030		1,108		(60,668)	(3,238)	159,581	8,553
Class 529-C	34,918	1,896	4,760		267		(39,631)	(2,159)	47	4
Class 529-E	7,334	395	853		48		(2,754)	(147)	5,433	296
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	27,950	1,486	2,059		114		(6,413)	(340)	23,596	1,260
Class ABLE-A3	76	4	—		—		(7)	— [2]	69	4
Class R-1	8,613	466	258		14		(1,824)	(99)	7,047	381
Class R-2	61,466	3,336	3,977		223		(39,285)	(2,130)	26,158	1,429
Class R-2E	3,344	178	201		11		(1,042)	(58)	2,503	131
Class R-3	39,295	2,107	2,830		157		(20,308)	(1,090)	21,817	1,174
Class R-4	19,537	1,040	1,633		90		(15,286)	(812)	5,884	318
Class R-5E	4,594	247	202		11		(1,522)	(81)	3,274	177
Class R-5	8,524	451	769		42		(5,228)	(278)	4,065	215
Class R-6	44,781	2,361	2,340		129		(21,305)	(1,121)	25,816	1,369
Total net increase (decrease)	$2,225,720	118,719	$190,481		10,552		$(1,070,009)	(57,222)	$1,346,192	72,049

Year ended October 31, 2017

Class A	$769,267	47,161	$107,885		7,212		$(544,326)	(33,520)	$332,826	20,853
Class B4	138	9	35		2		(1,594)	(103)	(1,421)	(92)
Class C	184,736	11,534	21,529		1,458		(160,575)	(10,019)	45,690	2,973
Class T5	10	1	—		—		—	—	10	1
Class F-1	36,159	2,227	2,637		176		(33,393)	(2,041)	5,403	362
Class F-2	166,457	10,014	7,796		520		(87,373)	(5,279)	86,880	5,255
Class F-3[6]	23,509	1,346	—		—		(672)	(39)	22,837	1,307
Class 529-A	131,040	8,030	16,240		1,086		(36,224)	(2,202)	111,056	6,914
Class 529-B4	4	1	4		—	[2]	(212)	(14)	(204)	(13)
Class 529-C	40,697	2,581	4,905		332		(15,502)	(959)	30,100	1,954
Class 529-E	5,267	325	724		49		(1,473)	(91)	4,518	283
Class 529-T5	10	1	—		—		—	—	10	1
Class 529-F-1	21,699	1,329	1,372		91		(4,706)	(293)	18,365	1,127
Class R-1	3,223	200	245		16		(2,892)	(181)	576	35
Class R-2	52,592	3,275	3,562		241		(31,865)	(1,968)	24,289	1,548
Class R-2E	1,523	96	157		11		(658)	(40)	1,022	67
Class R-3	34,767	2,151	2,304		155		(17,076)	(1,041)	19,995	1,265
Class R-4	18,472	1,138	1,394		93		(9,932)	(619)	9,934	612
Class R-5E	5,593	319	—		—		(47)	(3)	5,546	316
Class R-5	11,638	718	640		42		(3,258)	(196)	9,020	564
Class R-6	20,032	1,225	1,864		124		(9,186)	(558)	12,710	791
Total net increase (decrease)	$1,526,833	93,681	$173,293		11,608		$(960,964)	(59,166)	$739,162	46,123

See end of tables for footnotes.

American Funds Portfolio Series	43

Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$1,257,244	82,007	$175,162		11,536		$(745,584)	(48,696)	$686,822	44,847
Class C	265,242	17,404	31,025		2,057		(217,347)	(14,277)	78,920	5,184
Class T	—	—	—		—		—	—	—	—
Class F-1	80,918	5,271	5,356		353		(75,859)	(4,939)	10,415	685
Class F-2	358,288	23,332	16,667		1,095		(140,038)	(9,139)	234,917	15,288
Class F-3	53,226	3,467	1,618		106		(9,893)	(643)	44,951	2,930
Class 529-A	124,831	8,139	16,356		1,078		(60,470)	(3,944)	80,717	5,273
Class 529-C	31,762	2,080	4,101		272		(35,378)	(2,315)	485	37
Class 529-E	5,221	342	697		46		(2,861)	(187)	3,057	201
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,826	969	1,331		88		(7,418)	(483)	8,739	574
Class ABLE-A3	120	8	—	[2]	—	[2]	(3)	— [2]	117	8
Class R-1	5,458	358	214		14		(3,398)	(222)	2,274	150
Class R-2	45,481	2,993	3,572		237		(30,244)	(1,991)	18,809	1,239
Class R-2E	2,289	149	256		17		(961)	(63)	1,584	103
Class R-3	33,097	2,164	2,782		184		(21,570)	(1,412)	14,309	936
Class R-4	19,651	1,284	2,530		167		(30,646)	(1,994)	(8,465)	(543)
Class R-5E	3,276	215	164		10		(1,045)	(68)	2,395	157
Class R-5	22,607	1,468	751		49		(20,314)	(1,319)	3,044	198
Class R-6	71,874	4,676	3,816		251		(35,461)	(2,304)	40,229	2,623
Total net increase (decrease)	$2,395,411	156,326	$266,398		17,560		$(1,438,490)	(93,996)	$1,223,319	79,890

Year ended October 31, 2017

Class A	$990,035	70,555	$175,030		12,993		$(787,644)	(56,250)	$377,421	27,298
Class B4	50	4	37		3		(2,040)	(150)	(1,953)	(143)
Class C	257,775	18,532	34,030		2,562		(227,870)	(16,332)	63,935	4,762
Class T5	10	1	—		—		—	—	10	1
Class F-1	69,271	4,932	5,119		380		(51,963)	(3,668)	22,427	1,644
Class F-2	228,345	16,159	10,891		803		(93,931)	(6,668)	145,305	10,294
Class F-3[6]	29,893	2,070	154		11		(3,241)	(223)	26,806	1,858
Class 529-A	89,670	6,398	15,040		1,117		(41,240)	(2,933)	63,470	4,582
Class 529-B4	40	3	7		—	[2]	(375)	(27)	(328)	(24)
Class 529-C	28,467	2,047	4,726		356		(20,246)	(1,440)	12,947	963
Class 529-E	4,969	352	692		52		(3,992)	(281)	1,669	123
Class 529-T5	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	10,474	748	1,215		90		(6,015)	(426)	5,674	412
Class R-1	2,834	202	219		16		(2,555)	(183)	498	35
Class R-2	43,402	3,115	3,461		261		(28,148)	(2,009)	18,715	1,367
Class R-2E	4,258	300	160		12		(986)	(71)	3,432	241
Class R-3	32,384	2,318	2,525		188		(21,290)	(1,522)	13,619	984
Class R-4	22,379	1,597	2,545		189		(13,801)	(989)	11,123	797
Class R-5E	3,934	267	—		—	[2]	(187)	(13)	3,747	254
Class R-5	11,995	850	429		31		(2,428)	(171)	9,996	710
Class R-6	32,317	2,297	2,725		201		(13,392)	(945)	21,650	1,553
Total net increase (decrease)	$1,862,512	132,748	$259,005		19,265		$(1,321,344)	(94,301)	$800,173	57,712

44	American Funds Portfolio Series

Moderate Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$1,254,308	84,054	$157,132		10,601		$(637,390)	(42,762)	$774,050	51,893
Class C	266,594	17,972	30,947		2,100		(204,669)	(13,813)	92,872	6,259
Class T	—	—	—		—		—	—	—	—
Class F-1	67,313	4,503	5,183		350		(68,396)	(4,578)	4,100	275
Class F-2	387,384	25,915	18,278		1,231		(169,937)	(11,395)	235,725	15,751
Class F-3	45,298	3,042	2,201		149		(12,703)	(850)	34,796	2,341
Class 529-A	112,908	7,560	11,222		757		(59,015)	(3,954)	65,115	4,363
Class 529-C	32,204	2,165	3,256		220		(35,715)	(2,395)	(255)	(10)
Class 529-E	4,302	289	394		27		(2,471)	(165)	2,225	151
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,733	987	1,325		89		(5,781)	(385)	10,277	691
Class ABLE-A3	154	11	—	[2]	—	[2]	(8)	(1)	146	10
Class R-1	5,566	374	309		21		(3,326)	(224)	2,549	171
Class R-2	36,114	2,433	3,114		211		(29,155)	(1,966)	10,073	678
Class R-2E	4,335	290	148		10		(12,631)	(851)	(8,148)	(551)
Class R-3	43,913	2,945	3,635		246		(27,670)	(1,858)	19,878	1,333
Class R-4	30,561	2,054	3,514		237		(25,391)	(1,699)	8,684	592
Class R-5E	6,620	441	231		16		(3,408)	(228)	3,443	229
Class R-5	6,676	445	827		56		(4,715)	(316)	2,788	185
Class R-6	99,823	6,675	10,942		737		(63,854)	(4,286)	46,911	3,126
Total net increase (decrease)	$2,418,806	162,155	$252,658		17,058		$(1,366,235)	(91,726)	$1,305,229	87,487

Year ended October 31, 2017

Class A	$992,328	70,776	$122,304		9,099		$(636,302)	(45,721)	$478,330	34,154
Class B4	86	6	27		2		(1,839)	(136)	(1,726)	(128)
Class C	240,742	17,331	25,924		1,957		(201,841)	(14,554)	64,825	4,734
Class T5	10	1	—		—		—	—	10	1
Class F-1	66,750	4,794	4,377		326		(82,217)	(5,944)	(11,090)	(824)
Class F-2	243,254	17,258	10,127		747		(107,674)	(7,618)	145,707	10,387
Class F-3[6]	45,539	3,136	116		8		(2,537)	(177)	43,118	2,967
Class 529-A	70,339	5,018	8,183		609		(37,841)	(2,710)	40,681	2,917
Class 529-B4	16	1	3		—	[2]	(263)	(19)	(244)	(18)
Class 529-C	27,420	1,970	2,987		225		(22,394)	(1,609)	8,013	586
Class 529-E	2,731	195	340		25		(2,540)	(181)	531	39
Class 529-T5	10	1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	12,929	923	923		69		(7,588)	(544)	6,264	448
Class R-1	4,180	303	313		24		(5,411)	(391)	(918)	(64)
Class R-2	38,238	2,754	2,296		173		(24,570)	(1,774)	15,964	1,153
Class R-2E	14,623	1,054	169		12		(3,126)	(230)	11,666	836
Class R-3	36,587	2,609	2,739		205		(24,202)	(1,738)	15,124	1,076
Class R-4	54,293	3,895	2,497		185		(26,536)	(1,895)	30,254	2,185
Class R-5E	6,954	492	23		2		(450)	(32)	6,527	462
Class R-5	9,421	671	519		38		(3,912)	(281)	6,028	428
Class R-6	151,431	10,809	6,522		480		(64,888)	(4,594)	93,065	6,695
Total net increase (decrease)	$2,017,881	143,997	$190,389		14,186		$(1,256,131)	(90,148)	$952,139	68,035

See end of tables for footnotes.

American Funds Portfolio Series	45

Conservative Growth and Income Portfolio

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$635,916	50,457		$111,560		8,903		$(592,116)	(47,039)	$155,360	12,321
Class C	119,536	9,550		18,527		1,485		(151,928)	(12,137)	(13,865)	(1,102)
Class T	—	—		—		—		—	—	—	—
Class F-1	32,523	2,581		2,915		233		(46,601)	(3,709)	(11,163)	(895)
Class F-2	177,530	14,105		10,894		869		(110,484)	(8,750)	77,940	6,224
Class F-3	38,640	3,067		1,340		107		(13,006)	(1,036)	26,974	2,138
Class 529-A	67,662	5,363		4,252		340		(30,595)	(2,430)	41,319	3,273
Class 529-C	16,581	1,322		1,238		99		(22,563)	(1,789)	(4,744)	(368)
Class 529-E	1,560	124		204		16		(1,770)	(140)	(6)	— [2]
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	14,619	1,159		545		43		(4,179)	(331)	10,985	871
Class ABLE-A3	89	7		—	[2]	—	[2]	(14)	(1)	75	6
Class R-1	374	30		49		4		(1,070)	(86)	(647)	(52)
Class R-2	11,241	897		916		73		(8,452)	(675)	3,705	295
Class R-2E	336	27		7		—	[2]	(189)	(15)	154	12
Class R-3	8,981	716		978		78		(9,971)	(792)	(12)	2
Class R-4	9,110	724		1,218		98		(14,754)	(1,177)	(4,426)	(355)
Class R-5E	1,355	109		112		9		(804)	(64)	663	54
Class R-5	2,027	161		259		21		(2,033)	(161)	253	21
Class R-6	17,825	1,418		1,318		105		(14,150)	(1,124)	4,993	399
Total net increase (decrease)	$1,155,905	91,817		$156,332		12,483		$(1,024,679)	(81,456)	$287,558	22,844

Year ended October 31, 2017

Class A	$697,268	57,326		$97,120		8,025		$(495,993)	(40,746)	$298,395	24,605
Class B4	22	2		8		—	[2]	(1,158)	(96)	(1,128)	(94)
Class C	143,339	11,845		17,503		1,455		(148,117)	(12,221)	12,725	1,079
Class T5	10	1		—		—		—	—	10	1
Class F-1	31,206	2,562		2,819		233		(35,374)	(2,909)	(1,349)	(114)
Class F-2	147,523	12,063		7,643		630		(82,352)	(6,726)	72,814	5,967
Class F-3[6]	20,646	1,664		168		13		(1,352)	(108)	19,462	1,569
Class 529-A	30,923	2,529		2,960		245		(21,004)	(1,721)	12,879	1,053
Class 529-B4	2	—	[2]	1		—	[2]	(111)	(9)	(108)	(9)
Class 529-C	14,184	1,167		1,294		108		(13,255)	(1,093)	2,223	182
Class 529-E	1,462	119		193		16		(1,337)	(110)	318	25
Class 529-T5	10	1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	3,343	273		325		27		(3,942)	(326)	(274)	(26)
Class R-1	844	70		49		4		(782)	(65)	111	9
Class R-2	10,574	873		801		66		(8,448)	(694)	2,927	245
Class R-2E	60	5		9		1		(134)	(11)	(65)	(5)
Class R-3	12,579	1,031		880		73		(9,697)	(795)	3,762	309
Class R-4	9,130	752		1,139		94		(7,547)	(624)	2,722	222
Class R-5E	3,155	253		6		—	[2]	(295)	(23)	2,866	230
Class R-5	3,148	257		197		16		(1,144)	(94)	2,201	179
Class R-6	14,869	1,220		1,070		88		(10,364)	(847)	5,575	461
Total net increase (decrease)	$1,144,297	94,013		$134,185		11,094		$(842,406)	(69,218)	$436,076	35,889

46	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$464,416	34,061	$54,633		4,031		$(150,422)	(11,065)	$368,627	27,027
Class C	98,560	7,278	7,857		583		(43,095)	(3,189)	63,322	4,672
Class T	—	—	—		—		—	—	—	—
Class F-1	188,648	13,783	6,723		496		(134,048)	(9,913)	61,323	4,366
Class F-2	112,439	8,246	5,269		388		(35,357)	(2,594)	82,351	6,040
Class F-3	40,086	2,942	1,493		110		(8,011)	(589)	33,568	2,463
Total net increase (decrease)	$904,149	66,310	$75,975		5,608		$(370,933)	(27,350)	$609,191	44,568

Year ended October 31, 2017

Class A	$334,689	25,763	$34,210		2,673		$(113,511)	(8,787)	$255,388	19,649
Class B4	—	—	—	[2]	—	[2]	(43)	(3)	(43)	(3)
Class C	69,161	5,343	4,701		370		(30,606)	(2,373)	43,256	3,340
Class T5	10	1	—		—		—	—	10	1
Class F-1	118,716	9,129	2,461		190		(32,903)	(2,546)	88,274	6,773
Class F-2	59,377	4,554	2,606		203		(29,226)	(2,253)	32,757	2,504
Class F-3[6]	21,757	1,643	174		13		(1,758)	(132)	20,173	1,524
Total net increase (decrease)	$603,710	46,433	$44,152		3,449		$(208,047)	(16,094)	$439,815	33,788

See end of tables for footnotes.

American Funds Portfolio Series	47

Preservation Portfolio

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$331,114	33,819		$14,517		1,489		$(382,729)	(39,151)	$(37,098)	(3,843)
Class C	30,248	3,097		1,031		106		(62,735)	(6,428)	(31,456)	(3,225)
Class T	—	—		—		—		—	—	—	—
Class F-1	8,398	859		333		34		(13,371)	(1,367)	(4,640)	(474)
Class F-2	63,135	6,444		1,439		148		(50,056)	(5,125)	14,518	1,467
Class F-3	2,356	240		30		3		(1,331)	(136)	1,055	107
Class 529-A	57,150	5,842		1,466		151		(41,079)	(4,206)	17,537	1,787
Class 529-C	12,799	1,311		198		20		(21,889)	(2,234)	(8,892)	(903)
Class 529-E	2,071	212		53		5		(1,871)	(192)	253	25
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	10,160	1,043		302		31		(6,686)	(684)	3,776	390
Class ABLE-A3	61	6		—	[2]	—	[2]	(15)	(1)	46	5
Class R-1	273	28		3		—	[2]	(398)	(40)	(122)	(12)
Class R-2	4,732	485		113		12		(5,321)	(545)	(476)	(48)
Class R-2E	356	36		13		2		(1,579)	(162)	(1,210)	(124)
Class R-3	5,913	605		197		20		(5,126)	(525)	984	100
Class R-4	6,364	651		176		18		(4,895)	(500)	1,645	169
Class R-5E	449	46		4		—	[2]	(49)	(5)	404	41
Class R-5	534	55		44		5		(1,712)	(175)	(1,134)	(115)
Class R-6	9,228	945		251		26		(11,245)	(1,152)	(1,766)	(181)
Total net increase (decrease)	$545,341	55,724		$20,170		2,070		$(612,087)	(62,628)	$(46,576)	(4,834)

Year ended October 31, 2017

Class A	$555,832	56,005		$10,911		1,103		$(371,604)	(37,479)	$195,139	19,629
Class B4	10	1		1		—	[2]	(379)	(38)	(368)	(37)
Class C	53,406	5,392		950		97		(72,543)	(7,328)	(18,187)	(1,839)
Class T5	10	1		—		—		—	—	10	1
Class F-1	12,929	1,302		333		34		(14,463)	(1,457)	(1,201)	(121)
Class F-2	49,294	4,965		815		82		(30,661)	(3,093)	19,448	1,954
Class F-3[6]	734	74		5		—	[2]	(12)	(1)	727	73
Class 529-A	34,854	3,512		982		99		(26,252)	(2,648)	9,584	963
Class 529-B4	10	1		—	[2]	—	[2]	(120)	(12)	(110)	(11)
Class 529-C	14,628	1,476		178		18		(12,599)	(1,272)	2,207	222
Class 529-E	1,648	166		34		4		(1,105)	(112)	577	58
Class 529-T5	10	1		—	[2]	—	[2]	—	—	10	1
Class 529-F-1	9,187	927		229		23		(5,939)	(599)	3,477	351
Class R-1	426	43		6		1		(1,357)	(137)	(925)	(93)
Class R-2	6,865	694		99		10		(8,600)	(870)	(1,636)	(166)
Class R-2E	1,241	124		21		2		(2,280)	(230)	(1,018)	(104)
Class R-3	8,575	866		160		16		(7,526)	(760)	1,209	122
Class R-4	4,852	489		133		13		(4,022)	(406)	963	96
Class R-5E	1	—	[2]	—	[2]	—	[2]	—	—	1	— [2]
Class R-5	3,085	310		31		3		(1,030)	(104)	2,086	209
Class R-6	11,274	1,133		193		19		(7,407)	(747)	4,060	405
Total net increase (decrease)	$768,871	77,482		$15,081		1,524		$(567,899)	(57,293)	$216,053	21,713

48	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

	Sales[1]		Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2018

Class A	$101,037	10,429	$5,305		549		$(127,231)	(13,149)	$(20,889)	(2,171)
Class C	8,864	917	471		49		(18,674)	(1,935)	(9,339)	(969)
Class T	—	—	—		—		—	—	—	—
Class F-1	3,161	326	105		11		(9,435)	(973)	(6,169)	(636)
Class F-2	29,051	3,003	711		74		(19,557)	(2,022)	10,205	1,055
Class F-3	2,520	259	45		4		(1,931)	(199)	634	64
Total net increase (decrease)	$144,633	14,934	$6,637		687		$(176,828)	(18,278)	$(25,558)	(2,657)

Year ended October 31, 2017

Class A	$145,055	14,886	$6,027		619		$(149,376)	(15,353)	$1,706	152
Class B4	—	—	—	[2]	—	[2]	(21)	(2)	(21)	(2)
Class C	14,941	1,533	680		70		(25,454)	(2,618)	(9,833)	(1,015)
Class T5	10	1	—		—		—	—	10	1
Class F-1	4,962	507	184		19		(5,169)	(530)	(23)	(4)
Class F-2	25,182	2,576	671		69		(25,610)	(2,623)	243	22
Class F-3[6]	1,593	162	8		1		(276)	(28)	1,325	135
Total net increase (decrease)	$191,743	19,665	$7,570		778		$(205,906)	(21,154)	$(6,593)	(711)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class ABLE-A shares began investment operations on July 13, 2018.
[4]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[5]	Class T and 529-T shares began investment operations on April 7, 2017.
[6]	Class F-3 shares began investment operations on January 27, 2017.

American Funds Portfolio Series	49

Financial highlights

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2018	$17.37	$.11	$(.42)	$(.31)	$(.12)	$(.93)	$(1.05)	$16.01	(2.09)%	$1,737		.39%		.39%		.83%		.63%
10/31/2017	14.29	.16	3.44	3.60	(.15)	(.37)	(.52)	17.37	26.05	1,471		.35		.35		.79		1.02
10/31/2016	14.58	.15	.11	.26	(.13)	(.42)	(.55)	14.29	1.86	1,074		.35		.33		.82		1.11
10/31/2015	14.82	.15	(.03)	.12	(.14)	(.22)	(.36)	14.58	.85	990		.45		.35		.84		1.02
10/31/2014	13.92	.14	.92	1.06	(.15)	(.01)	(.16)	14.82	7.71	722		.44		.34		.83		.96
Class C:
10/31/2018	17.08	(.02)	(.42)	(.44)	— [6]	(.93)	(.93)	15.71	(2.85)	350		1.12		1.12		1.56		(.11)
10/31/2017	14.05	.04	3.40	3.44	(.04)	(.37)	(.41)	17.08	25.16	295		1.11		1.11		1.55		.28
10/31/2016	14.37	.04	.09	.13	(.03)	(.42)	(.45)	14.05	.99	227		1.14		1.13		1.62		.30
10/31/2015	14.63	.03	(.02)	.01	(.05)	(.22)	(.27)	14.37	.06	198		1.22		1.12		1.61		.22
10/31/2014	13.79	.02	.93	.95	(.10)	(.01)	(.11)	14.63	6.92	134		1.24		1.14		1.63		.14
Class T:
10/31/2018	17.40	.17	(.45)	(.28)	(.15)	(.93)	(1.08)	16.04	(1.86)[7]	—	[8]	.10	[7]	.10	[7]	.54	[7]	.99	[7]
10/31/2017[9,10]	15.06	.05	2.29	2.34	—	—	—	17.40	15.54 [7,11]	—	[8]	.12	[7,12]	.12	[7,12]	.56	[7,12]	.52	[7,12]
Class F-1:
10/31/2018	17.39	.11	(.44)	(.33)	(.11)	(.93)	(1.04)	16.02	(2.15)	75		.38		.38		.82		.61
10/31/2017	14.30	.15	3.45	3.60	(.14)	(.37)	(.51)	17.39	26.01	58		.39		.39		.83		.99
10/31/2016	14.58	.15	.10	.25	(.11)	(.42)	(.53)	14.30	1.77	40		.42		.40		.89		1.08
10/31/2015	14.82	.15	(.04)	.11	(.13)	(.22)	(.35)	14.58	.77	39		.50		.40		.89		1.01
10/31/2014	13.92	.13	.93	1.06	(.15)	(.01)	(.16)	14.82	7.69	39		.51		.41		.90		.92
Class F-2:
10/31/2018	17.44	.14	(.42)	(.28)	(.15)	(.93)	(1.08)	16.08	(1.88)	395		.13		.13		.57		.84
10/31/2017	14.34	.17	3.48	3.65	(.18)	(.37)	(.55)	17.44	26.37	249		.13		.13		.57		1.10
10/31/2016	14.64	.16	.12	.28	(.16)	(.42)	(.58)	14.34	1.98	105		.15		.13		.62		1.15
10/31/2015	14.87	.19	(.04)	.15	(.16)	(.22)	(.38)	14.64	1.08	55		.24		.14		.63		1.28
10/31/2014	13.96	.17	.92	1.09	(.17)	(.01)	(.18)	14.87	7.90	41		.24		.14		.63		1.15
Class F-3:
10/31/2018	17.41	.13	(.39)	(.26)	(.16)	(.93)	(1.09)	16.06	(1.74)	62		.02		.02		.46		.75
10/31/2017[9,13]	14.50	.06	2.85	2.91	—	—	—	17.41	20.07 [11]	15		.02	[12]	.02	[12]	.46	[12]	.51	[12]

50	American Funds Portfolio Series

Global Growth Portfolio

		(Loss) income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2018	$17.35	$.10		$(.43)	$(.33)	$(.11)	$(.93)	$(1.04)	$15.98	(2.17)%	$279		.41%		.41%		.85%		.60%
10/31/2017	14.27	.15		3.44	3.59	(.14)	(.37)	(.51)	17.35	26.04	218		.40		.40		.84		.96
10/31/2016	14.56	.14		.11	.25	(.12)	(.42)	(.54)	14.27	1.79	147		.41		.39		.88		1.03
10/31/2015	14.81	.14		(.04)	.10	(.13)	(.22)	(.35)	14.56	.73	126		.51		.41		.90		.97
10/31/2014	13.91	.13		.93	1.06	(.15)	(.01)	(.16)	14.81	7.70	94		.51		.41		.90		.87
Class 529-C:
10/31/2018	17.08	(.03)		(.41)	(.44)	—	(.93)	(.93)	15.71	(2.87)	74		1.18		1.18		1.62		(.16)
10/31/2017	14.03	.03		3.40	3.43	(.01)	(.37)	(.38)	17.08	25.05	71		1.19		1.19		1.63		.17
10/31/2016	14.34	.03		.10	.13	(.02)	(.42)	(.44)	14.03	.92	56		1.23		1.21		1.70		.22
10/31/2015	14.61	.03		(.04)	(.01)	(.04)	(.22)	(.26)	14.34	(.02)	53		1.31		1.21		1.70		.18
10/31/2014	13.78	—	[6]	.92	.92	(.08)	(.01)	(.09)	14.61	6.76	42		1.32		1.22		1.71		(.03)
Class 529-E:
10/31/2018	17.25	.06		(.41)	(.35)	(.08)	(.93)	(1.01)	15.89	(2.33)	11		.64		.64		1.08		.35
10/31/2017	14.19	.11		3.42	3.53	(.10)	(.37)	(.47)	17.25	25.71	9		.64		.64		1.08		.69
10/31/2016	14.50	.10		.10	.20	(.09)	(.42)	(.51)	14.19	1.45	6		.68		.67		1.16		.75
10/31/2015	14.75	.10		(.02)	.08	(.11)	(.22)	(.33)	14.50	.55	5		.78		.68		1.17		.69
10/31/2014	13.88	.08		.93	1.01	(.13)	(.01)	(.14)	14.75	7.33	4		.79		.69		1.18		.55
Class 529-T:
10/31/2018	17.39	.15		(.44)	(.29)	(.14)	(.93)	(1.07)	16.03	(1.92)[7]	—	[8]	.17	[7]	.17	[7]	.61	[7]	.89	[7]
10/31/2017[9,10]	15.06	.04		2.29	2.33	—	—	—	17.39	15.47 [7,11]	—	[8]	.19	[7,12]	.19	[7,12]	.63	[7,12]	.45	[7,12]
Class 529-F-1:
10/31/2018	17.41	.14		(.42)	(.28)	(.14)	(.93)	(1.07)	16.06	(1.87)	29		.18		.18		.62		.79
10/31/2017	14.32	.18		3.45	3.63	(.17)	(.37)	(.54)	17.41	26.25	17		.18		.18		.62		1.15
10/31/2016	14.61	.17		.11	.28	(.15)	(.42)	(.57)	14.32	1.97	10		.22		.21		.70		1.19
10/31/2015	14.85	.17		(.03)	.14	(.16)	(.22)	(.38)	14.61	.98	8		.31		.21		.70		1.12
10/31/2014	13.94	.14		.94	1.08	(.16)	(.01)	(.17)	14.85	7.85	4		.31		.21		.70		.96
Class ABLE-A:
10/31/2018[9,14]	17.48	.01		(1.49)	(1.48)	—	—	—	16.00	(8.47)[7,11]	—	[8]	.08	[7,11]	.06	[7,11]	.50	[7,11]	.04	[7,11]

See end of tables for footnotes.

American Funds Portfolio Series	51

Financial highlights (continued)

Global Growth Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/2018	$17.16	$(.02)	$(.41)	$(.43)	$(.02)	$(.93)	$(.95)	$15.78	(2.78)%	$5		1.10%		1.10%		1.54%		(.10)%
10/31/2017	14.08	.03	3.42	3.45	—	(.37)	(.37)	17.16	25.12	3		1.12		1.12		1.56		.19
10/31/2016	14.39	.03	.11	.14	(.03)	(.42)	(.45)	14.08	1.03	3		1.15		1.14		1.63		.24
10/31/2015	14.65	.02	(.02)	—	(.04)	(.22)	(.26)	14.39	.03	2		1.23		1.13		1.62		.17
10/31/2014	13.81	.02	.92	.94	(.09)	(.01)	(.10)	14.65	6.86	2		1.25		1.15		1.64		.13
Class R-2:
10/31/2018	17.03	(.01)	(.42)	(.43)	— [6]	(.93)	(.93)	15.67	(2.79)	74		1.11		1.11		1.55		(.08)
10/31/2017	14.03	.04	3.38	3.42	(.05)	(.37)	(.42)	17.03	25.10	67		1.10		1.10		1.54		.26
10/31/2016	14.35	.03	.11	.14	(.04)	(.42)	(.46)	14.03	1.03	47		1.16		1.15		1.64		.22
10/31/2015	14.62	.02	(.02)	—	(.05)	(.22)	(.27)	14.35	.03	33		1.25		1.15		1.64		.17
10/31/2014	13.80	— [6]	.93	.93	(.10)	(.01)	(.11)	14.62	6.82	19		1.30		1.20		1.69		.03
Class R-2E:
10/31/2018	17.24	.02	(.41)	(.39)	(.06)	(.93)	(.99)	15.86	(2.55)	4		.82		.82		1.26		.10
10/31/2017	14.27	.08	3.43	3.51	(.17)	(.37)	(.54)	17.24	25.48	1		.81		.81		1.25		.49
10/31/2016	14.57	(.05)	.31	.26	(.14)	(.42)	(.56)	14.27	1.84	1		.75		.75		1.24		(.42)
10/31/2015	14.82	.17	(.04)	.13	(.16)	(.22)	(.38)	14.57	.94 [7]	—	[8]	.38	[7]	.27	[7]	.76	[7]	1.18	[7]
10/31/2014[9,15]	15.02	.01	(.21)	(.20)	—	—	—	14.82	(1.33)[7,11]	—	[8]	.06	[7,11]	.04	[7,11]	.53	[7,11]	.09	[7,11]
Class R-3:
10/31/2018	17.24	.06	(.42)	(.36)	(.07)	(.93)	(1.00)	15.88	(2.37)	45		.67		.67		1.11		.33
10/31/2017	14.19	.10	3.42	3.52	(.10)	(.37)	(.47)	17.24	25.64	36		.66		.66		1.10		.65
10/31/2016	14.49	.09	.11	.20	(.08)	(.42)	(.50)	14.19	1.46	22		.72		.70		1.19		.69
10/31/2015	14.74	.10	(.03)	.07	(.10)	(.22)	(.32)	14.49	.48	18		.79		.69		1.18		.66
10/31/2014	13.86	.09	.92	1.01	(.12)	(.01)	(.13)	14.74	7.38	13		.82		.72		1.21		.60
Class R-4:
10/31/2018	17.34	.11	(.42)	(.31)	(.11)	(.93)	(1.04)	15.99	(2.05)	22		.37		.37		.81		.62
10/31/2017	14.27	.15	3.44	3.59	(.15)	(.37)	(.52)	17.34	26.03	17		.36		.36		.80		1.00
10/31/2016	14.57	.15	.10	.25	(.13)	(.42)	(.55)	14.27	1.81	10		.41		.39		.88		1.08
10/31/2015	14.82	.15	(.04)	.11	(.14)	(.22)	(.36)	14.57	.81	9		.47		.37		.86		1.00
10/31/2014	13.93	.12	.93	1.05	(.15)	(.01)	(.16)	14.82	7.62	4		.48		.38		.87		.81
Class R-5E:
10/31/2018	17.37	.06	(.34)	(.28)	(.16)	(.93)	(1.09)	16.00	(1.90)	3		.17		.17		.61		.33
10/31/2017	14.26	.20	3.44	3.64	(.16)	(.37)	(.53)	17.37	26.42	—	[8]	.17		.10		.54		1.33
10/31/2016[9,16]	14.71	.17	(.03)	.14	(.17)	(.42)	(.59)	14.26	1.03 [11]	—	[8]	.27	[12]	.25	[12]	.74	[12]	1.32	[12]
Class R-5:
10/31/2018	17.52	.17	(.44)	(.27)	(.16)	(.93)	(1.09)	16.16	(1.83)	8		.08		.08		.52		.99
10/31/2017	14.40	.20	3.47	3.67	(.18)	(.37)	(.55)	17.52	26.46	8		.07		.07		.51		1.25
10/31/2016	14.70	.17	.11	.28	(.16)	(.42)	(.58)	14.40	2.03	4		.10		.09		.58		1.25
10/31/2015	14.88	.16	— [6]	.16	(.12)	(.22)	(.34)	14.70	1.13	3		.18		.08		.57		1.10
10/31/2014	13.97	.27	.82	1.09	(.17)	(.01)	(.18)	14.88	7.92	1		.21		.11		.60		1.84
Class R-6:
10/31/2018	17.55	.17	(.43)	(.26)	(.16)	(.93)	(1.09)	16.20	(1.73)	56		.02		.02		.46		.99
10/31/2017	14.43	.21	3.47	3.68	(.19)	(.37)	(.56)	17.55	26.45	49		.03		.03		.47		1.31
10/31/2016	14.72	.21	.09	.30	(.17)	(.42)	(.59)	14.43	2.13	32		.05		.03		.52		1.47
10/31/2015	14.95	.20	(.04)	.16	(.17)	(.22)	(.39)	14.72	1.15	39		.14		.04		.53		1.36
10/31/2014	14.02	.14	.98	1.12	(.18)	(.01)	(.19)	14.95	8.07	33		.14		.04		.53		.96

52	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
10/31/2018	$18.13	$.12	$.26	$.38	$(.13)	$(.49)	$(.62)	$17.89	2.02%		$3,973		.36%		.36%		.74%		.65%
10/31/2017	15.21	.16	3.41	3.57	(.15)	(.50)	(.65)	18.13	24.39		3,364		.33		.33		.72		.97
10/31/2016	15.41	.10	.41	.51	(.11)	(.60)	(.71)	15.21	3.41		2,505		.34		.32		.76		.68
10/31/2015	15.36	.10	.43	.53	(.12)	(.36)	(.48)	15.41	3.48		2,042		.42		.32		.75		.65
10/31/2014	14.02	.07	1.39	1.46	(.08)	(.04)	(.12)	15.36	10.46		1,345		.42		.32		.75		.47
Class C:
10/31/2018	17.78	(.02)	.27	.25	— [6]	(.49)	(.49)	17.54	1.34		858		1.12		1.12		1.50		(.09)
10/31/2017	14.94	.03	3.35	3.38	(.04)	(.50)	(.54)	17.78	23.37		761		1.11		1.11		1.50		.20
10/31/2016	15.18	(.02)	.39	.37	(.01)	(.60)	(.61)	14.94	2.54		595		1.14		1.12		1.56		(.13)
10/31/2015	15.16	(.03)	.44	.41	(.03)	(.36)	(.39)	15.18	2.69		458		1.21		1.11		1.54		(.18)
10/31/2014	13.89	(.05)	1.38	1.33	(.02)	(.04)	(.06)	15.16	9.60		259		1.23		1.13		1.56		(.35)
Class T:
10/31/2018	18.15	.18	.25	.43	(.17)	(.49)	(.66)	17.92	2.30	[7]	—	[8]	.10	[7]	.10	[7]	.48	[7]	.96 [7]
10/31/2017[9,10]	16.00	.04	2.11	2.15	—	—	—	18.15	13.44	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.50	[7,12]	.45 [7,12]
Class F-1:
10/31/2018	18.11	.12	.26	.38	(.12)	(.49)	(.61)	17.88	2.03		92		.38		.38		.76		.65
10/31/2017	15.20	.15	3.40	3.55	(.14)	(.50)	(.64)	18.11	24.25		78		.39		.39		.78		.93
10/31/2016	15.40	.09	.40	.49	(.09)	(.60)	(.69)	15.20	3.32		60		.41		.39		.83		.63
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.42		51		.49		.39		.82		.61
10/31/2014	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.44		40		.50		.40		.83		.41
Class F-2:
10/31/2018	18.21	.16	.26	.42	(.16)	(.49)	(.65)	17.98	2.27		474		.12		.12		.50		.84
10/31/2017	15.27	.18	3.44	3.62	(.18)	(.50)	(.68)	18.21	24.66		294		.13		.13		.52		1.11
10/31/2016	15.47	.12	.41	.53	(.13)	(.60)	(.73)	15.27	3.58		166		.14		.13		.57		.81
10/31/2015	15.41	.13	.43	.56	(.14)	(.36)	(.50)	15.47	3.68		104		.23		.13		.56		.82
10/31/2014	14.05	.10	1.40	1.50	(.10)	(.04)	(.14)	15.41	10.69		57		.24		.14		.57		.66
Class F-3:
10/31/2018	18.17	.15	.30	.45	(.18)	(.49)	(.67)	17.95	2.42		78		.02		.02		.40		.78
10/31/2017[9,13]	15.59	.06	2.52	2.58	—	—	—	18.17	16.55	[11]	24		.02	[12]	.02	[12]	.41	[12]	.46 [12]

See end of tables for footnotes.

American Funds Portfolio Series	53

Financial highlights (continued)

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/2018	$18.11	$.11	$.26	$.37	$(.12)	$(.49)	$(.61)	$17.87	2.00%		$712		.41%		.41%		.79%		.60%
10/31/2017	15.19	.14	3.42	3.56	(.14)	(.50)	(.64)	18.11	24.36		567		.38		.38		.77		.87
10/31/2016	15.40	.09	.40	.49	(.10)	(.60)	(.70)	15.19	3.28		370		.41		.40		.84		.60
10/31/2015	15.35	.09	.43	.52	(.11)	(.36)	(.47)	15.40	3.43		280		.49		.39		.82		.58
10/31/2014	14.01	.06	1.40	1.46	(.08)	(.04)	(.12)	15.35	10.43		184		.49		.39		.82		.40
Class 529-C:
10/31/2018	17.77	(.03)	.26	.23	—	(.49)	(.49)	17.51	1.22		182		1.18		1.18		1.56		(.15)
10/31/2017	14.94	.02	3.35	3.37	(.04)	(.50)	(.54)	17.77	23.32		184		1.18		1.18		1.57		.10
10/31/2016	15.18	(.03)	.39	.36	—	(.60)	(.60)	14.94	2.44		126		1.22		1.21		1.65		(.20)
10/31/2015	15.15	(.04)	.44	.40	(.01)	(.36)	(.37)	15.18	2.64		98		1.31		1.21		1.64		(.24)
10/31/2014	13.88	(.06)	1.37	1.31	— [6]	(.04)	(.04)	15.15	9.45		65		1.31		1.21		1.64		(.41)
Class 529-E:
10/31/2018	17.98	.07	.25	.32	(.08)	(.49)	(.57)	17.73	1.73		31		.63		.63		1.01		.38
10/31/2017	15.09	.10	3.40	3.50	(.11)	(.50)	(.61)	17.98	24.01		26		.64		.64		1.03		.63
10/31/2016	15.31	.05	.40	.45	(.07)	(.60)	(.67)	15.09	3.02		18		.68		.66		1.10		.35
10/31/2015	15.27	.05	.43	.48	(.08)	(.36)	(.44)	15.31	3.14		14		.77		.67		1.10		.34
10/31/2014	13.96	.01	1.39	1.40	(.05)	(.04)	(.09)	15.27	10.08		11		.78		.68		1.11		.09
Class 529-T:
10/31/2018	18.14	.16	.26	.42	(.16)	(.49)	(.65)	17.91	2.25	[7]	—	[8]	.17	[7]	.17	[7]	.55	[7]	.88 [7]
10/31/2017[9,10]	16.00	.04	2.10	2.14	—	—	—	18.14	13.38	[7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.57	[7,12]	.38 [7,12]
Class 529-F-1:
10/31/2018	18.18	.15	.27	.42	(.16)	(.49)	(.65)	17.95	2.23		78		.18		.18		.56		.81
10/31/2017	15.25	.17	3.43	3.60	(.17)	(.50)	(.67)	18.18	24.55		56		.18		.18		.57		1.01
10/31/2016	15.45	.11	.41	.52	(.12)	(.60)	(.72)	15.25	3.47		30		.21		.20		.64		.74
10/31/2015	15.39	.11	.45	.56	(.14)	(.36)	(.50)	15.45	3.64		20		.30		.20		.63		.70
10/31/2014	14.04	.09	1.39	1.48	(.09)	(.04)	(.13)	15.39	10.60		10		.31		.21		.64		.59
Class ABLE-A:
10/31/2018[9,14]	19.28	.01	(1.41)	(1.40)	—	—	—	17.88	(7.26)[11]		—	[8]	.11	[11]	.09	[11]	.47	[11]	.05 [11]

54	American Funds Portfolio Series

Growth Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-1:
10/31/2018	$17.87	$(.03)	$.28	$.25	$(.01)	$(.49)	$(.50)	$17.62	1.31%		$16		1.11%		1.11%		1.49%		(.18)%
10/31/2017	15.00	.03	3.37	3.40	(.03)	(.50)	(.53)	17.87	23.36		9		1.11		1.11		1.50		.21
10/31/2016	15.22	(.02)	.40	.38	—	(.60)	(.60)	15.00	2.57		7		1.15		1.13		1.57		(.11)
10/31/2015	15.19	(.03)	.44	.41	(.02)	(.36)	(.38)	15.22	2.66		7		1.22		1.12		1.55		(.19)
10/31/2014	13.90	(.05)	1.38	1.33	—	(.04)	(.04)	15.19	9.57		5		1.24		1.14		1.57		(.34)
Class R-2:
10/31/2018	17.78	(.02)	.27	.25	(.01)	(.49)	(.50)	17.53	1.33		162		1.10		1.10		1.48		(.09)
10/31/2017	14.95	.03	3.35	3.38	(.05)	(.50)	(.55)	17.78	23.36		139		1.10		1.10		1.49		.16
10/31/2016	15.18	(.03)	.41	.38	(.01)	(.60)	(.61)	14.95	2.57		94		1.15		1.14		1.58		(.20)
10/31/2015	15.16	(.03)	.43	.40	(.02)	(.36)	(.38)	15.18	2.65		61		1.24		1.14		1.57		(.21)
10/31/2014	13.90	(.06)	1.39	1.33	(.03)	(.04)	(.07)	15.16	9.55		34		1.29		1.19		1.62		(.42)
Class R-2E:
10/31/2018	17.91	.04	.25	.29	(.06)	(.49)	(.55)	17.65	1.57		8		.82		.82		1.20		.20
10/31/2017	15.08	.07	3.38	3.45	(.12)	(.50)	(.62)	17.91	23.76		6		.81		.81		1.20		.42
10/31/2016	15.38	.03	.41	.44	(.14)	(.60)	(.74)	15.08	2.94		4		.82		.81		1.25		.23
10/31/2015	15.36	.07	.45	.52	(.14)	(.36)	(.50)	15.38	3.43	[7]	—	[8]	.52	[7]	.42	[7]	.85	[7]	.48 [7]
10/31/2014[9,15]	15.54	.01	(.19)	(.18)	—	—	—	15.36	(1.16)[7,11]		—	[8]	.06	[7,11]	.04	[7,11]	.47	[7,11]	.06 [7,11]
Class R-3:
10/31/2018	17.99	.06	.27	.33	(.08)	(.49)	(.57)	17.75	1.76		107		.66		.66		1.04		.34
10/31/2017	15.11	.09	3.40	3.49	(.11)	(.50)	(.61)	17.99	23.95		88		.66		.66		1.05		.58
10/31/2016	15.32	.04	.41	.45	(.06)	(.60)	(.66)	15.11	3.02		55		.71		.69		1.13		.26
10/31/2015	15.29	.04	.43	.47	(.08)	(.36)	(.44)	15.32	3.07		37		.78		.68		1.11		.25
10/31/2014	13.97	.01	1.39	1.40	(.04)	(.04)	(.08)	15.29	10.07		22		.81		.71		1.14		.06
Class R-4:
10/31/2018	18.10	.12	.25	.37	(.12)	(.49)	(.61)	17.86	2.01		54		.36		.36		.74		.66
10/31/2017	15.18	.15	3.42	3.57	(.15)	(.50)	(.65)	18.10	24.40		48		.36		.36		.75		.91
10/31/2016	15.40	.09	.40	.49	(.11)	(.60)	(.71)	15.18	3.29		31		.40		.38		.82		.59
10/31/2015	15.36	.06	.46	.52	(.12)	(.36)	(.48)	15.40	3.42		23		.47		.37		.80		.40
10/31/2014	14.02	.06	1.40	1.46	(.08)	(.04)	(.12)	15.36	10.44		7		.47		.37		.80		.39
Class R-5E:
10/31/2018	18.13	.14	.27	.41	(.17)	(.49)	(.66)	17.88	2.22		9		.16		.16		.54		.75
10/31/2017	15.18	(.02)	3.63	3.61	(.16)	(.50)	(.66)	18.13	24.71		6		.17		.17		.56		(.14)
10/31/2016[9,16]	15.52	.12	.28	.40	(.14)	(.60)	(.74)	15.18	2.73	[11]	—	[8]	.26	[12]	.25	[12]	.69	[12]	.89 [12]
Class R-5:
10/31/2018	18.28	.18	.26	.44	(.17)	(.49)	(.66)	18.06	2.36		26		.07		.07		.45		.93
10/31/2017	15.33	.20	3.44	3.64	(.19)	(.50)	(.69)	18.28	24.70		22		.07		.07		.46		1.21
10/31/2016	15.53	.13	.41	.54	(.14)	(.60)	(.74)	15.33	3.62		10		.10		.08		.52		.85
10/31/2015	15.42	.10	.47	.57	(.10)	(.36)	(.46)	15.53	3.76		5		.17		.07		.50		.66
10/31/2014	14.06	.15	1.35	1.50	(.10)	(.04)	(.14)	15.42	10.72		1		.20		.10		.53		1.03
Class R-6:
10/31/2018	18.25	.18	.27	.45	(.18)	(.49)	(.67)	18.03	2.40		87		.02		.02		.40		.94
10/31/2017	15.30	.20	3.44	3.64	(.19)	(.50)	(.69)	18.25	24.79		63		.02		.02		.41		1.21
10/31/2016	15.50	.16	.39	.55	(.15)	(.60)	(.75)	15.30	3.66		41		.05		.03		.47		1.05
10/31/2015	15.43	.16	.42	.58	(.15)	(.36)	(.51)	15.50	3.83		46		.13		.03		.46		1.00
10/31/2014	14.07	.09	1.41	1.50	(.10)	(.04)	(.14)	15.43	10.75		36		.13		.03		.46		.59

See end of tables for footnotes.

American Funds Portfolio Series	55

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$15.06	$.27	$(.17)	$.10	$(.26)	$(.27)	$(.53)	$14.63	.56%		$5,354		.35%		.35%		.68%		1.74%
10/31/2017	13.36	.27	2.02	2.29	(.27)	(.32)	(.59)	15.06	17.69		4,836		.33		.33		.66		1.91
10/31/2016	13.44	.26	.25	.51	(.24)	(.35)	(.59)	13.36	3.98		3,924		.35		.34		.71		2.02
10/31/2015	13.80	.26	(.17)	.09	(.27)	(.18)	(.45)	13.44	.70		3,363		.42		.32		.69		1.95
10/31/2014	12.74	.28	1.08	1.36	(.29)	(.01)	(.30)	13.80	10.77		2,564		.42		.32		.69		2.08
Class C:
10/31/2018	14.97	.15	(.16)	(.01)	(.15)	(.27)	(.42)	14.54	(.18)		1,155		1.09		1.09		1.42		1.00
10/31/2017	13.28	.16	2.01	2.17	(.16)	(.32)	(.48)	14.97	16.84		1,111		1.11		1.11		1.44		1.15
10/31/2016	13.37	.16	.25	.41	(.15)	(.35)	(.50)	13.28	3.16		923		1.13		1.12		1.49		1.23
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)		737		1.21		1.11		1.48		1.14
10/31/2014	12.69	.17	1.08	1.25	(.19)	(.01)	(.20)	13.74	9.93		491		1.22		1.12		1.49		1.27
Class T:
10/31/2018	15.06	.31	(.17)	.14	(.30)	(.27)	(.57)	14.63	.82	[7]	—	[8]	.08	[7]	.08	[7]	.41	[7]	2.02	[7]
10/31/2017[9,10]	13.85	.14	1.19	1.33	(.12)	—	(.12)	15.06	9.67	[7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.44	[7,12]	1.66	[7,12]
Class F-1:
10/31/2018	15.06	.26	(.16)	.10	(.26)	(.27)	(.53)	14.63	.53		156		.38		.38		.71		1.72
10/31/2017	13.35	.26	2.03	2.29	(.26)	(.32)	(.58)	15.06	17.72		150		.39		.39		.72		1.87
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.86		111		.40		.39		.76		1.96
10/31/2015	13.80	.26	(.18)	.08	(.26)	(.18)	(.44)	13.44	.64		84		.48		.38		.75		1.90
10/31/2014	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.70		63		.49		.39		.76		2.00
Class F-2:
10/31/2018	15.08	.30	(.16)	.14	(.30)	(.27)	(.57)	14.65	.79		598		.12		.12		.45		1.94
10/31/2017	13.37	.29	2.04	2.33	(.30)	(.32)	(.62)	15.08	18.00		385		.13		.13		.46		2.08
10/31/2016	13.46	.29	.24	.53	(.27)	(.35)	(.62)	13.37	4.11		203		.14		.13		.50		2.20
10/31/2015	13.82	.28	(.16)	.12	(.30)	(.18)	(.48)	13.46	.88		125		.23		.13		.50		2.08
10/31/2014	12.75	.30	1.09	1.39	(.31)	(.01)	(.32)	13.82	11.03		73		.23		.13		.50		2.27
Class F-3:
10/31/2018	15.07	.31	(.16)	.15	(.31)	(.27)	(.58)	14.64	.89		70		.01		.01		.34		2.03
10/31/2017[9,13]	13.57	.19	1.50	1.69	(.19)	—	(.19)	15.07	12.57	[11]	28		.02	[12]	.02	[12]	.35	[12]	1.74	[12]

56	American Funds Portfolio Series

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$15.05	$.26	$(.16)	$.10	$(.26)	$(.27)	$(.53)	$14.62	.52%	$504		.39%		.39%		.72%		1.70%
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.64	439		.39		.39		.72		1.85
10/31/2016	13.44	.25	.24	.49	(.23)	(.35)	(.58)	13.35	3.81	329		.44		.43		.80		1.92
10/31/2015	13.80	.25	(.17)	.08	(.26)	(.18)	(.44)	13.44	.61	276		.51		.41		.78		1.87
10/31/2014	12.74	.27	1.07	1.34	(.27)	(.01)	(.28)	13.80	10.67	221		.51		.41		.78		2.00
Class 529-C:
10/31/2018	14.98	.14	(.17)	(.03)	(.13)	(.27)	(.40)	14.55	(.27)	155		1.15		1.15		1.48		.92
10/31/2017	13.29	.15	2.01	2.16	(.15)	(.32)	(.47)	14.98	16.75	159		1.18		1.18		1.51		1.07
10/31/2016	13.38	.15	.24	.39	(.13)	(.35)	(.48)	13.29	3.05	128		1.22		1.20		1.57		1.15
10/31/2015	13.74	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.38	(.15)	114		1.30		1.20		1.57		1.08
10/31/2014	12.69	.16	1.07	1.23	(.17)	(.01)	(.18)	13.74	9.81	93		1.31		1.21		1.58		1.20
Class 529-E:
10/31/2018	15.02	.22	(.16)	.06	(.22)	(.27)	(.49)	14.59	.29	23		.62		.62		.95		1.46
10/31/2017	13.33	.23	2.00	2.23	(.22)	(.32)	(.54)	15.02	17.31	21		.64		.64		.97		1.61
10/31/2016	13.41	.22	.25	.47	(.20)	(.35)	(.55)	13.33	3.67	17		.68		.66		1.03		1.71
10/31/2015	13.78	.22	(.18)	.04	(.23)	(.18)	(.41)	13.41	.29	14		.76		.66		1.03		1.61
10/31/2014	12.72	.23	1.08	1.31	(.24)	(.01)	(.25)	13.78	10.42	10		.78		.68		1.05		1.74
Class 529-T:
10/31/2018	15.06	.30	(.17)	.13	(.29)	(.27)	(.56)	14.63	.75 [7]	—	[8]	.15	[7]	.15	[7]	.48	[7]	1.94	[7]
10/31/2017[9,10]	13.85	.13	1.20	1.33	(.12)	—	(.12)	15.06	9.63 [7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.51	[7,12]	1.59	[7,12]
Class 529-F-1:
10/31/2018	15.07	.29	(.16)	.13	(.29)	(.27)	(.56)	14.64	.75	41		.15		.15		.48		1.92
10/31/2017	13.36	.29	2.03	2.32	(.29)	(.32)	(.61)	15.07	17.95	34		.18		.18		.51		2.05
10/31/2016	13.45	.28	.24	.52	(.26)	(.35)	(.61)	13.36	4.03	24		.21		.20		.57		2.12
10/31/2015	13.81	.28	(.17)	.11	(.29)	(.18)	(.47)	13.45	.81	19		.30		.20		.57		2.09
10/31/2014	12.75	.29	1.08	1.37	(.30)	(.01)	(.31)	13.81	10.87	16		.30		.20		.57		2.19
Class ABLE-A:
10/31/2018[9,14]	15.52	.08	(.92)	(.84)	(.06)	—	(.06)	14.62	(5.45)[11]	—	[8]	.11	[11]	.09	[11]	.42	[11]	.50	[11]

See end of tables for footnotes.

American Funds Portfolio Series	57

Financial highlights (continued)

Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2018	$15.00	$.14	$(.15)	$(.01)	$(.15)	$(.27)	$(.42)	$14.57	(.19)%	$9		1.10%		1.10%		1.43%		.94%
10/31/2017	13.30	.16	2.02	2.18	(.16)	(.32)	(.48)	15.00	16.86	8		1.11		1.11		1.44		1.13
10/31/2016	13.39	.16	.24	.40	(.14)	(.35)	(.49)	13.30	3.08	6		1.15		1.13		1.50		1.23
10/31/2015	13.75	.15	(.17)	(.02)	(.16)	(.18)	(.34)	13.39	(.11)	7		1.22		1.12		1.49		1.12
10/31/2014	12.70	.17	1.07	1.24	(.18)	(.01)	(.19)	13.75	9.88	7		1.23		1.13		1.50		1.28
Class R-2:
10/31/2018	14.96	.15	(.17)	(.02)	(.15)	(.27)	(.42)	14.52	(.23)	137		1.09		1.09		1.42		1.00
10/31/2017	13.27	.16	2.01	2.17	(.16)	(.32)	(.48)	14.96	16.88	122		1.10		1.10		1.43		1.14
10/31/2016	13.37	.16	.24	.40	(.15)	(.35)	(.50)	13.27	3.08	91		1.15		1.14		1.51		1.20
10/31/2015	13.74	.15	(.17)	(.02)	(.17)	(.18)	(.35)	13.37	(.12)	63		1.24		1.14		1.51		1.09
10/31/2014	12.69	.16	1.08	1.24	(.18)	(.01)	(.19)	13.74	9.89	38		1.28		1.18		1.55		1.23
Class R-2E:
10/31/2018	15.02	.19	(.16)	.03	(.19)	(.27)	(.46)	14.59	.10	9		.82		.82		1.15		1.27
10/31/2017	13.33	.20	2.02	2.22	(.21)	(.32)	(.53)	15.02	17.17	8		.80		.80		1.13		1.44
10/31/2016	13.44	.16	.29	.45	(.21)	(.35)	(.56)	13.33	3.47	4		.82		.82		1.19		1.19
10/31/2015	13.80	.28	(.18)	.10	(.28)	(.18)	(.46)	13.44	.76 [7]	—	[8]	.36	[7]	.25	[7]	.62	[7]	2.07	[7]
10/31/2014[9,15]	13.91	.06	(.11)	(.05)	(.06)	—	(.06)	13.80	(.34)[7,11]	—	[8]	.06	[7,11]	.04	[7,11]	.41	[7,11]	.44	[7,11]
Class R-3:
10/31/2018	15.01	.22	(.17)	.05	(.21)	(.27)	(.48)	14.58	.26	93		.66		.66		.99		1.42
10/31/2017	13.31	.22	2.02	2.24	(.22)	(.32)	(.54)	15.01	17.39	82		.65		.65		.98		1.58
10/31/2016	13.41	.22	.23	.45	(.20)	(.35)	(.55)	13.31	3.51	60		.70		.69		1.06		1.66
10/31/2015	13.77	.22	(.17)	.05	(.23)	(.18)	(.41)	13.41	.36	41		.78		.68		1.05		1.59
10/31/2014	12.72	.22	1.08	1.30	(.24)	(.01)	(.25)	13.77	10.31	28		.80		.70		1.07		1.68
Class R-4:
10/31/2018	15.05	.27	(.16)	.11	(.26)	(.27)	(.53)	14.63	.61	64		.36		.36		.69		1.75
10/31/2017	13.35	.26	2.02	2.28	(.26)	(.32)	(.58)	15.05	17.68	74		.36		.36		.69		1.88
10/31/2016	13.44	.26	.24	.50	(.24)	(.35)	(.59)	13.35	3.88	55		.39		.38		.75		1.99
10/31/2015	13.80	.22	(.13)	.09	(.27)	(.18)	(.45)	13.44	.67	35		.46		.36		.73		1.66
10/31/2014	12.74	.27	1.08	1.35	(.28)	(.01)	(.29)	13.80	10.75	10		.47		.37		.74		2.00
Class R-5E:
10/31/2018	15.05	.29	(.16)	.13	(.29)	(.27)	(.56)	14.62	.76	6		.16		.16		.49		1.88
10/31/2017	13.34	.02	2.31	2.33	(.30)	(.32)	(.62)	15.05	18.06	4		.17		.16		.49		.12
10/31/2016[9,16]	13.41	.28	.26	.54	(.26)	(.35)	(.61)	13.34	4.20 [11]	—	[8]	.25	[12]	.24	[12]	.61	[12]	2.28	[12]
Class R-5:
10/31/2018	15.11	.31	(.17)	.14	(.30)	(.27)	(.57)	14.68	.84	21		.07		.07		.40		2.03
10/31/2017	13.40	.30	2.03	2.33	(.30)	(.32)	(.62)	15.11	18.03	18		.07		.07		.40		2.08
10/31/2016	13.48	.30	.25	.55	(.28)	(.35)	(.63)	13.40	4.23	7		.09		.08		.45		2.24
10/31/2015	13.84	.29	(.17)	.12	(.30)	(.18)	(.48)	13.48	.94	3		.17		.07		.44		2.16
10/31/2014	12.76	.35	1.03	1.38	(.29)	(.01)	(.30)	13.84	10.99	1		.19		.09		.46		2.65
Class R-6:
10/31/2018	15.09	.32	(.17)	.15	(.31)	(.27)	(.58)	14.66	.89	119		.02		.02		.35		2.08
10/31/2017	13.38	.31	2.03	2.34	(.31)	(.32)	(.63)	15.09	18.11	83		.02		.02		.35		2.19
10/31/2016	13.46	.30	.25	.55	(.28)	(.35)	(.63)	13.38	4.28	52		.04		.02		.39		2.32
10/31/2015	13.82	.30	(.17)	.13	(.31)	(.18)	(.49)	13.46	.98	44		.12		.02		.39		2.20
10/31/2014	12.75	.29	1.11	1.40	(.32)	(.01)	(.33)	13.82	11.13	32		.12		.02		.39		2.14

58	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$14.86	$.26	$(.29)	$(.03)	$(.25)	$(.29)	$(.54)	$14.29	(.27)%	$4,655		.35%		.35%		.73%		1.75%
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.23	4,073		.35		.35		.73		1.68
10/31/2016	13.41	.21	.24	.45	(.21)	(.27)	(.48)	13.38	3.45	3,209		.37		.35		.73		1.57
10/31/2015	13.32	.20	.17	.37	(.19)	(.09)	(.28)	13.41	2.76	2,586		.42		.32		.70		1.51
10/31/2014	12.44	.22	.88	1.10	(.22)	—	(.22)	13.32	8.94	1,803		.43		.33		.67		1.67
Class C:
10/31/2018	14.77	.15	(.29)	(.14)	(.14)	(.29)	(.43)	14.20	(1.00)	1,081		1.08		1.08		1.46		1.02
10/31/2017	13.30	.13	1.73	1.86	(.13)	(.26)	(.39)	14.77	14.38	1,032		1.11		1.11		1.49		.92
10/31/2016	13.34	.10	.24	.34	(.11)	(.27)	(.38)	13.30	2.65	866		1.13		1.12		1.50		.80
10/31/2015	13.26	.09	.17	.26	(.09)	(.09)	(.18)	13.34	1.96	658		1.21		1.11		1.49		.71
10/31/2014	12.39	.11	.89	1.00	(.13)	—	(.13)	13.26	8.11	416		1.22		1.12		1.46		.86
Class T:
10/31/2018	14.87	.30	(.30)	— [6]	(.29)	(.29)	(.58)	14.29	(.08)[7]	—	[8]	.08	[7]	.08	[7]	.46	[7]	2.03	[7]
10/31/2017[9,10]	13.76	.13	1.10	1.23	(.12)	—	(.12)	14.87	8.96 [7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.49	[7,12]	1.59	[7,12]
Class F-1:
10/31/2018	14.86	.26	(.29)	(.03)	(.25)	(.29)	(.54)	14.29	(.30)	138		.38		.38		.76		1.72
10/31/2017	13.38	.23	1.74	1.97	(.23)	(.26)	(.49)	14.86	15.15	140		.39		.39		.77		1.61
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.43	137		.40		.39		.77		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.71	85		.48		.38		.76		1.46
10/31/2014	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.94	62		.49		.39		.73		1.63
Class F-2:
10/31/2018	14.88	.29	(.28)	.01	(.29)	(.29)	(.58)	14.31	(.03)	611		.12		.12		.50		1.97
10/31/2017	13.40	.26	1.75	2.01	(.27)	(.26)	(.53)	14.88	15.45	401		.13		.13		.51		1.87
10/31/2016	13.43	.23	.25	.48	(.24)	(.27)	(.51)	13.40	3.68	222		.14		.13		.51		1.77
10/31/2015	13.33	.23	.17	.40	(.21)	(.09)	(.30)	13.43	3.03	104		.23		.13		.51		1.69
10/31/2014	12.45	.24	.89	1.13	(.25)	—	(.25)	13.33	9.11	64		.23		.13		.47		1.84
Class F-3:
10/31/2018	14.87	.31	(.30)	.01	(.30)	(.29)	(.59)	14.29	.00	76		.01		.01		.39		2.06
10/31/2017[9,13]	13.48	.17	1.38	1.55	(.16)	—	(.16)	14.87	11.58 [11]	44		.02	[12]	.02	[12]	.40	[12]	1.55	[12]

See end of tables for footnotes.

American Funds Portfolio Series	59

Financial highlights (continued)

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$14.86	$.26	$(.30)	$(.04)	$(.25)	$(.29)	$(.54)	$14.28	(.37)%	$332		.39%		.39%		.77%		1.72%
10/31/2017	13.38	.22	1.75	1.97	(.23)	(.26)	(.49)	14.86	15.14	280		.42		.42		.80		1.60
10/31/2016	13.41	.20	.24	.44	(.20)	(.27)	(.47)	13.38	3.38	213		.44		.42		.80		1.50
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.66	182		.52		.42		.80		1.42
10/31/2014	12.43	.21	.89	1.10	(.21)	—	(.21)	13.32	8.92	144		.52		.42		.76		1.59

Class 529-C:
10/31/2018	14.79	.14	(.29)	(.15)	(.13)	(.29)	(.42)	14.22	(1.09)	117		1.15		1.15		1.53		.93
10/31/2017	13.32	.12	1.73	1.85	(.12)	(.26)	(.38)	14.79	14.27	122		1.18		1.18		1.56		.84
10/31/2016	13.35	.09	.24	.33	(.09)	(.27)	(.36)	13.32	2.61	102		1.22		1.21		1.59		.72
10/31/2015	13.27	.09	.16	.25	(.08)	(.09)	(.17)	13.35	1.84	92		1.30		1.20		1.58		.64
10/31/2014	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	7.98	75		1.31		1.21		1.55		.78

Class 529-E:
10/31/2018	14.83	.22	(.30)	(.08)	(.21)	(.29)	(.50)	14.25	(.60)	13		.62		.62		1.00		1.48
10/31/2017	13.36	.19	1.74	1.93	(.20)	(.26)	(.46)	14.83	14.88	11		.64		.64		1.02		1.40
10/31/2016	13.39	.17	.24	.41	(.17)	(.27)	(.44)	13.36	3.16	9		.67		.66		1.04		1.26
10/31/2015	13.30	.16	.17	.33	(.15)	(.09)	(.24)	13.39	2.43	7		.77		.67		1.05		1.16
10/31/2014	12.42	.17	.89	1.06	(.18)	—	(.18)	13.30	8.56	5		.78		.68		1.02		1.31

Class 529-T:
10/31/2018	14.87	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.29	(.13)[7]	—	[8]	.14	[7]	.14	[7]	.52	[7]	1.96	[7]
10/31/2017[9,10]	13.76	.12	1.10	1.22	(.11)	—	(.11)	14.87	8.92 [7,11]	—	[8]	.18	[7,12]	.18	[7,12]	.56	[7,12]	1.52	[7,12]

Class 529-F-1:
10/31/2018	14.88	.29	(.30)	(.01)	(.28)	(.29)	(.57)	14.30	(.14)	40		.15		.15		.53		1.95
10/31/2017	13.39	.26	1.75	2.01	(.26)	(.26)	(.52)	14.88	15.46	31		.18		.18		.56		1.84
10/31/2016	13.42	.23	.23	.46	(.22)	(.27)	(.49)	13.39	3.60	22		.22		.20		.58		1.71
10/31/2015	13.33	.22	.16	.38	(.20)	(.09)	(.29)	13.42	2.89	17		.30		.20		.58		1.64
10/31/2014	12.44	.24	.89	1.13	(.24)	—	(.24)	13.33	9.12	12		.30		.20		.54		1.83

Class ABLE-A:
10/31/2018[9,14]	15.02	.07	(.73)	(.66)	(.07)	—	(.07)	14.29	(4.40)[11]	—	[8]	.10	[11]	.08	[11]	.46	[11]	.46	[11]

60	American Funds Portfolio Series

Moderate Growth and Income Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2018	$14.80	$.15	$(.30)	$(.15)	$(.14)	$(.29)	$(.43)	$14.22	(1.07)%	$12		1.11%		1.11%		1.49%		.99%
10/31/2017	13.33	.13	1.73	1.86	(.13)	(.26)	(.39)	14.80	14.32	10		1.11		1.11		1.49		.94
10/31/2016	13.36	.10	.24	.34	(.10)	(.27)	(.37)	13.33	2.66	10		1.15		1.13		1.51		.78
10/31/2015	13.27	.09	.18	.27	(.09)	(.09)	(.18)	13.36	1.99	9		1.22		1.12		1.50		.70
10/31/2014	12.40	.12	.87	.99	(.12)	—	(.12)	13.27	8.06	7		1.23		1.13		1.47		.89
Class R-2:
10/31/2018	14.78	.15	(.29)	(.14)	(.15)	(.29)	(.44)	14.20	(1.06)	106		1.10		1.10		1.48		1.01
10/31/2017	13.31	.13	1.73	1.86	(.13)	(.26)	(.39)	14.78	14.39	100		1.09		1.09		1.47		.92
10/31/2016	13.35	.10	.24	.34	(.11)	(.27)	(.38)	13.31	2.63	75		1.16		1.14		1.52		.76
10/31/2015	13.27	.09	.17	.26	(.09)	(.09)	(.18)	13.35	1.92	54		1.24		1.14		1.52		.67
10/31/2014	12.40	.10	.89	.99	(.12)	—	(.12)	13.27	8.04	36		1.28		1.18		1.52		.79
Class R-2E:
10/31/2018	14.82	.16	(.27)	(.11)	(.14)	(.29)	(.43)	14.28	(.82)	7		.85		.85		1.23		1.10
10/31/2017	13.36	.15	1.76	1.91	(.19)	(.26)	(.45)	14.82	14.74	16		.80		.80		1.18		1.08
10/31/2016	13.40	.09	.31	.40	(.17)	(.27)	(.44)	13.36	3.09	3		.82		.82		1.20		.73
10/31/2015	13.31	.22	.16	.38	(.20)	(.09)	(.29)	13.40	2.82 [7]	—	[8]	.35	[7]	.25	[7]	.63	[7]	1.61	[7]
10/31/2014[9,15]	13.37	.04	(.05)	(.01)	(.05)	—	(.05)	13.31	(.10)[7,11]	—	[8]	.06	[7,11]	.04	[7,11]	.38	[7,11]	.31	[7,11]
Class R-3:
10/31/2018	14.83	.21	(.29)	(.08)	(.21)	(.29)	(.50)	14.25	(.64)	119		.66		.66		1.04		1.43
10/31/2017	13.35	.19	1.74	1.93	(.19)	(.26)	(.45)	14.83	14.91	105		.65		.65		1.03		1.36
10/31/2016	13.38	.16	.24	.40	(.16)	(.27)	(.43)	13.35	3.13	80		.71		.69		1.07		1.24
10/31/2015	13.30	.15	.17	.32	(.15)	(.09)	(.24)	13.38	2.38	63		.78		.68		1.06		1.15
10/31/2014	12.42	.16	.90	1.06	(.18)	—	(.18)	13.30	8.56	35		.81		.71		1.05		1.27
Class R-4:
10/31/2018	14.86	.26	(.30)	(.04)	(.25)	(.29)	(.54)	14.28	(.35)	99		.36		.36		.74		1.75
10/31/2017	13.38	.23	1.75	1.98	(.24)	(.26)	(.50)	14.86	15.24	94		.35		.35		.73		1.67
10/31/2016	13.41	.21	.23	.44	(.20)	(.27)	(.47)	13.38	3.43	55		.40		.38		.76		1.62
10/31/2015	13.32	.19	.17	.36	(.18)	(.09)	(.27)	13.41	2.72	53		.46		.36		.74		1.45
10/31/2014	12.44	.21	.89	1.10	(.22)	—	(.22)	13.32	8.88	40		.47		.37		.71		1.61
Class R-5E:
10/31/2018	14.87	.28	(.28)	— [6]	(.28)	(.29)	(.57)	14.30	(.06)	10		.15		.15		.53		1.84
10/31/2017	13.38	.17	1.83	2.00	(.25)	(.26)	(.51)	14.87	15.41	7		.16		.16		.54		1.22
10/31/2016[9,16]	13.44	.20	.23	.43	(.22)	(.27)	(.49)	13.38	3.38 [11]	—	[8]	.26	[12]	.25	[12]	.63	[12]	1.60	[12]
Class R-5:
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.01	21		.07		.07		.45		2.04
10/31/2017	13.41	.27	1.74	2.01	(.27)	(.26)	(.53)	14.89	15.50	19		.07		.07		.45		1.93
10/31/2016	13.43	.24	.25	.49	(.24)	(.27)	(.51)	13.41	3.79	12		.10		.08		.46		1.85
10/31/2015	13.34	.24	.16	.40	(.22)	(.09)	(.31)	13.43	3.00	11		.17		.07		.45		1.78
10/31/2014	12.45	.27	.87	1.14	(.25)	—	(.25)	13.34	9.24	9		.19		.09		.43		2.06
Class R-6:
10/31/2018	14.89	.31	(.29)	.02	(.30)	(.29)	(.59)	14.32	.06	288		.02		.02		.40		2.08
10/31/2017	13.40	.28	1.75	2.03	(.28)	(.26)	(.54)	14.89	15.64	253		.02		.02		.40		1.96
10/31/2016	13.43	.24	.25	.49	(.25)	(.27)	(.52)	13.40	3.77	138		.04		.02		.40		1.81
10/31/2015	13.34	.24	.17	.41	(.23)	(.09)	(.32)	13.43	3.05	73		.12		.02		.40		1.77
10/31/2014	12.45	.25	.90	1.15	(.26)	—	(.26)	13.34	9.29	39		.13		.03		.37		1.89

See end of tables for footnotes.

American Funds Portfolio Series	61

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$12.62	$.38	$(.34)	$.04	$(.38)	$(.06)	$(.44)	$12.22	.27%	$3,225		.34%		.34%		.63%		3.05%
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	3,175		.36		.36		.66		2.93
10/31/2016	11.55	.36	.24	.60	(.40)	(.05)	(.45)	11.70	5.30	2,655		.36		.35		.65		3.13
10/31/2015	11.98	.40	(.42)	(.02)	(.37)	(.04)	(.41)	11.55	(.18)	2,265		.44		.34		.64		3.35
10/31/2014	11.46	.37	.53	.90	(.37)	(.01)	(.38)	11.98	7.94	1,766		.45		.35		.66		3.18
Class C:
10/31/2018	12.55	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.15	(.49)	654		1.08		1.08		1.37		2.31
10/31/2017	11.64	.26	.98	1.24	(.28)	(.05)	(.33)	12.55	10.77	689		1.11		1.11		1.41		2.18
10/31/2016	11.49	.27	.24	.51	(.31)	(.05)	(.36)	11.64	4.55	627		1.14		1.12		1.42		2.35
10/31/2015	11.93	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.49	(.98)	529		1.21		1.11		1.41		2.57
10/31/2014	11.41	.28	.54	.82	(.29)	(.01)	(.30)	11.93	7.19	381		1.22		1.12		1.43		2.41
Class T:
10/31/2018	12.62	.42	(.35)	.07	(.41)	(.06)	(.47)	12.22	.52 [7]	—	[8]	.08	[7]	.08	[7]	.37	[7]	3.32	[7]
10/31/2017[9,10]	12.11	.20	.50	.70	(.19)	—	(.19)	12.62	5.83 [7,11]	—	[8]	.11	[7,12]	.11	[7,12]	.41	[7,12]	2.84	[7,12]
Class F-1:
10/31/2018	12.63	.39	(.35)	.04	(.38)	(.06)	(.44)	12.23	.22	75		.38		.38		.67		3.06
10/31/2017	11.70	.35	.99	1.34	(.36)	(.05)	(.41)	12.63	11.66	88		.39		.39		.69		2.91
10/31/2016	11.55	.36	.23	.59	(.39)	(.05)	(.44)	11.70	5.26	83		.41		.39		.69		3.09
10/31/2015	11.99	.39	(.42)	(.03)	(.37)	(.04)	(.41)	11.55	(.30)	72		.48		.38		.68		3.32
10/31/2014	11.46	.37	.53	.90	(.36)	(.01)	(.37)	11.99	7.97	62		.49		.39		.70		3.15
Class F-2:
10/31/2018	12.64	.41	(.34)	.07	(.41)	(.06)	(.47)	12.24	.50	331		.12		.12		.41		3.25
10/31/2017	11.71	.38	1.00	1.38	(.40)	(.05)	(.45)	12.64	11.95	264		.13		.13		.43		3.14
10/31/2016	11.56	.40	.22	.62	(.42)	(.05)	(.47)	11.71	5.54	174		.14		.13		.43		3.45
10/31/2015	12.00	.42	(.42)	—	(.40)	(.04)	(.44)	11.56	(.06)	77		.24		.14		.44		3.56
10/31/2014	11.46	.40	.54	.94	(.39)	(.01)	(.40)	12.00	8.32	59		.23		.13		.44		3.39
Class F-3:
10/31/2018	12.62	.43	(.35)	.08	(.42)	(.06)	(.48)	12.22	.60	45		.02		.02		.31		3.41
10/31/2017[9,13]	11.96	.28	.67	.95	(.29)	—	(.29)	12.62	8.02 [11]	20		.02	[12]	.02	[12]	.32	[12]	2.96	[12]

62	American Funds Portfolio Series

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$12.62	$.38	$(.35)	$.03	$(.38)	$(.06)	$(.44)	$12.21	.14%	$137		.40%		.40%		.69%		3.01%
10/31/2017	11.69	.35	.99	1.34	(.36)	(.05)	(.41)	12.62	11.64	100		.42		.42		.72		2.86
10/31/2016	11.54	.35	.23	.58	(.38)	(.05)	(.43)	11.69	5.21	81		.44		.43		.73		3.05
10/31/2015	11.98	.38	(.42)	(.04)	(.36)	(.04)	(.40)	11.54	(.35)	71		.55		.45		.75		3.25
10/31/2014	11.45	.36	.54	.90	(.36)	(.01)	(.37)	11.98	7.94	62		.53		.43		.74		3.11
Class 529-C:
10/31/2018	12.56	.28	(.34)	(.06)	(.28)	(.06)	(.34)	12.16	(.57)	46		1.14		1.14		1.43		2.21
10/31/2017	11.64	.26	.98	1.24	(.27)	(.05)	(.32)	12.56	10.79	52		1.16		1.16		1.46		2.13
10/31/2016	11.50	.26	.23	.49	(.30)	(.05)	(.35)	11.64	4.35	47		1.22		1.20		1.50		2.27
10/31/2015	11.93	.29	(.41)	(.12)	(.27)	(.04)	(.31)	11.50	(1.01)	45		1.30		1.20		1.50		2.49
10/31/2014	11.41	.27	.53	.80	(.27)	(.01)	(.28)	11.93	7.06	40		1.31		1.21		1.52		2.33
Class 529-E:
10/31/2018	12.61	.35	(.34)	.01	(.35)	(.06)	(.41)	12.21	(.01)	7		.61		.61		.90		2.76
10/31/2017	11.69	.32	.98	1.30	(.33)	(.05)	(.38)	12.61	11.31	7		.64		.64		.94		2.65
10/31/2016	11.53	.32	.25	.57	(.36)	(.05)	(.41)	11.69	5.05	6		.68		.66		.96		2.81
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	6		.77		.67		.97		3.00
10/31/2014	11.44	.34	.53	.87	(.33)	(.01)	(.34)	11.97	7.70	5		.78		.68		.99		2.86
Class 529-T:
10/31/2018	12.62	.41	(.34)	.07	(.41)	(.06)	(.47)	12.22	.46 [7]	—	[8]	.15	[7]	.15	[7]	.44	[7]	3.24	[7]
10/31/2017[9,10]	12.11	.19	.51	.70	(.19)	—	(.19)	12.62	5.79 [7,11]	—	[8]	.19	[7,12]	.19	[7,12]	.49	[7,12]	2.77	[7,12]
Class 529-F-1:
10/31/2018	12.63	.41	(.34)	.07	(.41)	(.06)	(.47)	12.23	.47	20		.14		.14		.43		3.29
10/31/2017	11.70	.38	.99	1.37	(.39)	(.05)	(.44)	12.63	11.89	10		.18		.18		.48		3.13
10/31/2016	11.55	.38	.23	.61	(.41)	(.05)	(.46)	11.70	5.45	9		.21		.20		.50		3.26
10/31/2015	11.99	.41	(.42)	(.01)	(.39)	(.04)	(.43)	11.55	(.11)	6		.30		.20		.50		3.50
10/31/2014	11.46	.40	.52	.92	(.38)	(.01)	(.39)	11.99	8.16	4		.30		.20		.51		3.36
Class ABLE-A:
10/31/2018[9,14]	12.54	.12	(.34)	(.22)	(.10)	—	(.10)	12.22	(1.75)[11]	—	[8]	.09	[11]	.07	[11]	.36	[11]	.91	[11]

See end of tables for footnotes.

American Funds Portfolio Series	63

Financial highlights (continued)

Conservative Growth and Income Portfolio

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2018	$12.57	$.29	$(.35)	$(.06)	$(.28)	$(.06)	$(.34)	$12.17	(.54)%	$1		1.12%		1.12%		1.41%		2.31%
10/31/2017	11.65	.26	.99	1.25	(.28)	(.05)	(.33)	12.57	10.82	2		1.11		1.11		1.41		2.15
10/31/2016	11.50	.27	.24	.51	(.31)	(.05)	(.36)	11.65	4.50	2		1.15		1.13		1.43		2.33
10/31/2015	11.94	.30	(.42)	(.12)	(.28)	(.04)	(.32)	11.50	(1.03)	1		1.22		1.12		1.42		2.56
10/31/2014	11.42	.27	.55	.82	(.29)	(.01)	(.30)	11.94	7.20	2		1.23		1.13		1.44		2.34
Class R-2:
10/31/2018	12.56	.29	(.34)	(.05)	(.29)	(.06)	(.35)	12.16	(.47)	34		1.10		1.10		1.39		2.30
10/31/2017	11.64	.27	.98	1.25	(.28)	(.05)	(.33)	12.56	10.88	32		1.09		1.09		1.39		2.19
10/31/2016	11.50	.27	.23	.50	(.31)	(.05)	(.36)	11.64	4.44	27		1.17		1.15		1.45		2.33
10/31/2015	11.94	.30	(.41)	(.11)	(.29)	(.04)	(.33)	11.50	(.99)	22		1.24		1.14		1.44		2.55
10/31/2014	11.42	.27	.54	.81	(.28)	(.01)	(.29)	11.94	7.10	15		1.29		1.19		1.50		2.35
Class R-2E:
10/31/2018	12.61	.32	(.34)	(.02)	(.31)	(.06)	(.37)	12.22	(.22)	1		.83		.83		1.12		2.53
10/31/2017	11.69	.30	.98	1.28	(.31)	(.05)	(.36)	12.61	11.14	—	[8]	.79		.79		1.09		2.51
10/31/2016	11.54	.19	.42	.61	(.41)	(.05)	(.46)	11.69	5.39	—	[8]	.68		.67		.97		1.65
10/31/2015	11.98	.41	(.43)	(.02)	(.38)	(.04)	(.42)	11.54	(.18)[7]	—	[8]	.36	[7]	.25	[7]	.55	[7]	3.46	[7]
10/31/2014[9,15]	12.07	.08	(.07)	.01	(.10)	—	(.10)	11.98	.07 [7,11]	—	[8]	.06	[7,11]	.04	[7,11]	.35	[7,11]	.69	[7,11]
Class R-3:
10/31/2018	12.60	.34	(.34)	— [6]	(.34)	(.06)	(.40)	12.20	(.05)	30		.66		.66		.95		2.74
10/31/2017	11.68	.32	.98	1.30	(.33)	(.05)	(.38)	12.60	11.32	31		.65		.65		.95		2.66
10/31/2016	11.53	.32	.24	.56	(.36)	(.05)	(.41)	11.68	4.98	25		.71		.69		.99		2.79
10/31/2015	11.97	.35	(.41)	(.06)	(.34)	(.04)	(.38)	11.53	(.56)	18		.78		.68		.98		2.99
10/31/2014	11.45	.33	.53	.86	(.33)	(.01)	(.34)	11.97	7.58	11		.81		.71		1.02		2.84
Class R-4:
10/31/2018	12.62	.38	(.34)	.04	(.38)	(.06)	(.44)	12.22	.24	31		.37		.37		.66		3.02
10/31/2017	11.70	.36	.98	1.34	(.37)	(.05)	(.42)	12.62	11.62	36		.35		.35		.65		2.93
10/31/2016	11.55	.35	.24	.59	(.39)	(.05)	(.44)	11.70	5.28	31		.40		.38		.68		3.07
10/31/2015	11.99	.38	(.41)	(.03)	(.37)	(.04)	(.41)	11.55	(.27)	19		.46		.36		.66		3.26
10/31/2014	11.46	.36	.55	.91	(.37)	(.01)	(.38)	11.99	7.99	10		.47		.37		.68		3.05
Class R-5E:
10/31/2018	12.61	.40	(.33)	.07	(.41)	(.06)	(.47)	12.21	.46	4		.15		.15		.44		3.18
10/31/2017	11.69	.23	1.13	1.36	(.39)	(.05)	(.44)	12.61	11.86	3		.16		.16		.46		1.81
10/31/2016[9,16]	11.47	.42	.27	.69	(.42)	(.05)	(.47)	11.69	6.14 [11]	—	[8]	.26	[12]	.25	[12]	.55	[12]	3.77	[12]
Class R-5:
10/31/2018	12.65	.42	(.34)	.08	(.42)	(.06)	(.48)	12.25	.55	7		.07		.07		.36		3.33
10/31/2017	11.72	.39	.99	1.38	(.40)	(.05)	(.45)	12.65	12.00	7		.07		.07		.37		3.21
10/31/2016	11.57	.39	.24	.63	(.43)	(.05)	(.48)	11.72	5.56	4		.10		.08		.38		3.35
10/31/2015	12.00	.42	(.41)	.01	(.40)	(.04)	(.44)	11.57	.09	3		.18		.08		.38		3.58
10/31/2014	11.47	.42	.51	.93	(.39)	(.01)	(.40)	12.00	8.24	2		.19		.09		.40		3.58
Class R-6:
10/31/2018	12.64	.43	(.35)	.08	(.42)	(.06)	(.48)	12.24	.59	37		.02		.02		.31		3.38
10/31/2017	11.72	.40	.98	1.38	(.41)	(.05)	(.46)	12.64	11.96	33		.02		.02		.32		3.25
10/31/2016	11.56	.40	.24	.64	(.43)	(.05)	(.48)	11.72	5.71	25		.04		.03		.33		3.43
10/31/2015	12.00	.43	(.42)	.01	(.41)	(.04)	(.45)	11.56	.05	17		.13		.03		.33		3.64
10/31/2014	11.47	.41	.53	.94	(.40)	(.01)	(.41)	12.00	8.33	12		.13		.03		.34		3.48

64	American Funds Portfolio Series

Tax-Advantaged Growth and Income Portfolio

		Income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distribution	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$13.57	$.34	$(.14)	$.20	$(.33)	$(.22)	$(.55)	$13.22	1.43%		$1,555		.38%		.38%		.72%		2.47%
10/31/2017	12.54	.34	1.13	1.47	(.33)	(.11)	(.44)	13.57	12.03		1,229		.39		.39		.73		2.63
10/31/2016	12.40	.33	.22	.55	(.33)	(.08)	(.41)	12.54	4.52		889		.43		.42		.78		2.69
10/31/2015	12.48	.34	(.07)	.27	(.32)	(.03)	(.35)	12.40	2.22		649		.53		.43		.79		2.74
10/31/2014	11.54	.34	.94	1.28	(.34)	—	(.34)	12.48	11.25		413		.54		.44		.81		2.85
Class C:
10/31/2018	13.49	.24	(.14)	.10	(.24)	(.22)	(.46)	13.13	.68		268		1.08		1.08		1.42		1.77
10/31/2017	12.46	.24	1.14	1.38	(.24)	(.11)	(.35)	13.49	11.32		213		1.12		1.12		1.46		1.90
10/31/2016	12.34	.24	.21	.45	(.25)	(.08)	(.33)	12.46	3.70		155		1.14		1.13		1.49		1.97
10/31/2015	12.43	.25	(.06)	.19	(.25)	(.03)	(.28)	12.34	1.50		101		1.23		1.13		1.49		2.04
10/31/2014	11.50	.26	.93	1.19	(.26)	—	(.26)	12.43	10.49		60		1.24		1.14		1.51		2.14
Class T:
10/31/2018	13.57	.38	(.14)	.24	(.37)	(.22)	(.59)	13.22	1.72	[7]	—	[8]	.09	[7]	.09	[7]	.43	[7]	2.76	[7]
10/31/2017[9,10]	12.81	.20	.74	.94	(.18)	—	(.18)	13.57	7.41	[7,11]	—	[8]	.12	[7,12]	.12	[7,12]	.46	[7,12]	2.72	[7,12]
Class F-1:
10/31/2018	13.57	.33	(.13)	.20	(.33)	(.22)	(.55)	13.22	1.44		188		.39		.39		.73		2.45
10/31/2017	12.53	.34	1.15	1.49	(.34)	(.11)	(.45)	13.57	12.15		134		.39		.39		.73		2.59
10/31/2016	12.40	.33	.21	.54	(.33)	(.08)	(.41)	12.53	4.47		39		.41		.40		.76		2.69
10/31/2015	12.48	.34	(.06)	.28	(.33)	(.03)	(.36)	12.40	2.24		22		.50		.40		.76		2.76
10/31/2014	11.54	.35	.93	1.28	(.34)	—	(.34)	12.48	11.25		16		.51		.41		.78		2.91
Class F-2:
10/31/2018	13.59	.37	(.14)	.23	(.36)	(.22)	(.58)	13.24	1.70		179		.13		.13		.47		2.71
10/31/2017	12.55	.37	1.14	1.51	(.36)	(.11)	(.47)	13.59	12.36		101		.14		.14		.48		2.85
10/31/2016	12.42	.37	.20	.57	(.36)	(.08)	(.44)	12.55	4.72		62		.15		.14		.50		2.95
10/31/2015	12.50	.37	(.06)	.31	(.36)	(.03)	(.39)	12.42	2.49		34		.25		.15		.51		3.01
10/31/2014	11.54	.37	.96	1.33	(.37)	—	(.37)	12.50	11.71		18		.24		.14		.51		3.09
Class F-3:
10/31/2018	13.58	.38	(.13)	.25	(.38)	(.22)	(.60)	13.23	1.80		53		.02		.02		.36		2.81
10/31/2017[9,13]	12.62	.30	.93	1.23	(.27)	—	(.27)	13.58	9.83	[11]	21		.02	[12]	.02	[12]	.36	[12]	2.95	[12]

See end of tables for footnotes.

American Funds Portfolio Series	65

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return [2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets	[3]
Class A:
10/31/2018	$9.91	$.15	$(.21)	$(.06)	$(.15)	$—	$(.15)	$9.70	(.63)%	$929		.39%		.39%		.69%		1.52%
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.08	988		.42		.42		.72		1.07
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	803		.42		.41		.71		1.05
10/31/2015	9.95	.11	— [6]	.11	(.11)	—	(.11)	9.95	1.08	582		.51		.41		.71		1.09
10/31/2014	9.91	.10	.04	.14	(.10)	—	(.10)	9.95	1.44	436		.50		.39		.69		1.01
Class C:
10/31/2018	9.90	.08	(.22)	(.14)	(.08)	—	(.08)	9.68	(1.45)	120		1.11		1.11		1.41		.79
10/31/2017	10.01	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.90	(.53)	155		1.13		1.13		1.43		.37
10/31/2016	9.93	.03	.09	.12	(.04)	—	(.04)	10.01	1.18	175		1.15		1.14		1.44		.32
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	130		1.23		1.13		1.43		.36
10/31/2014	9.90	.03	.04	.07	(.03)	—	(.03)	9.94	.68	93		1.25		1.14		1.44		.27
Class T:
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.45)[7]	—	[8]	.10	[7]	.10	[7]	.40	[7]	1.81	[7]
10/31/2017[9,10]	9.91	.07	.02	.09	(.08)	—	(.08)	9.92	.89 [7,11]	—	[8]	.14	[7,12]	.14	[7,12]	.44	[7,12]	1.31	[7,12]
Class F-1:
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.64)	21		.40		.40		.70		1.51
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.09	26		.41		.41		.71		1.10
10/31/2016	9.95	.10	.09	.19	(.11)	—	(.11)	10.03	1.90	27		.42		.41		.71		1.04
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.00	20		.50		.40		.70		1.11
10/31/2014	9.91	.10	.05	.15	(.10)	—	(.10)	9.96	1.51	9		.51		.41		.71		1.00
Class F-2:
10/31/2018	9.91	.17	(.21)	(.04)	(.17)	—	(.17)	9.70	(.36)	81		.13		.13		.43		1.78
10/31/2017	10.03	.13	(.09)	.04	(.15)	(.01)	(.16)	9.91	.36	68		.15		.15		.45		1.35
10/31/2016	9.95	.13	.08	.21	(.13)	—	(.13)	10.03	2.18	49		.15		.14		.44		1.31
10/31/2015	9.95	.13	— [6]	.13	(.13)	—	(.13)	9.95	1.33	21		.25		.15		.45		1.34
10/31/2014	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.67	12		.25		.15		.45		1.25
Class F-3:
10/31/2018	9.91	.19	(.23)	(.04)	(.18)	—	(.18)	9.69	(.37)	2		.03		.03		.33		1.92
10/31/2017[9,13]	9.88	.11	.03	.14	(.11)	—	(.11)	9.91	1.38 [11]	1		.04	[12]	.04	[12]	.34	[12]	1.40	[12]

66	American Funds Portfolio Series

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/2018	$9.91	$.15	$(.22)	$(.07)	$(.15)	$—	$(.15)	$9.69	(.76)%	$101		.42%		.42%		.72%		1.51%
10/31/2017	10.03	.11	(.10)	.01	(.12)	(.01)	(.13)	9.91	.07	85		.43		.43		.73		1.07
10/31/2016	9.94	.10	.09	.19	(.10)	—	(.10)	10.03	1.97	77		.45		.43		.73		1.03
10/31/2015	9.95	.10	(.01)	.09	(.10)	—	(.10)	9.94	.93	56		.57		.47		.77		1.03
10/31/2014	9.91	.09	.04	.13	(.09)	—	(.09)	9.95	1.36	44		.56		.45		.75		.96
Class 529-C:
10/31/2018	9.90	.07	(.21)	(.14)	(.07)	—	(.07)	9.69	(1.42)	27		1.17		1.17		1.47		.74
10/31/2017	10.02	.03	(.09)	(.06)	(.05)	(.01)	(.06)	9.90	(.69)	36		1.19		1.19		1.49		.31
10/31/2016	9.94	.02	.09	.11	(.03)	—	(.03)	10.02	1.10	34		1.23		1.22		1.52		.24
10/31/2015	9.95	.03	(.01)	.02	(.03)	—	(.03)	9.94	.19	25		1.32		1.22		1.52		.27
10/31/2014	9.91	.02	.04	.06	(.02)	—	(.02)	9.95	.60	22		1.34		1.23		1.53		.18
Class 529-E:
10/31/2018	9.91	.13	(.23)	(.10)	(.12)	—	(.12)	9.69	(.96)	4		.63		.63		.93		1.29
10/31/2017	10.02	.08	(.08)	— [6]	(.10)	(.01)	(.11)	9.91	(.05)	4		.66		.66		.96		.84
10/31/2016	9.94	.08	.08	.16	(.08)	—	(.08)	10.02	1.64	3		.69		.68		.98		.78
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	3		.79		.69		.99		.81
10/31/2014	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.12	2		.80		.70		1.00		.71
Class 529-T:
10/31/2018	9.92	.17	(.22)	(.05)	(.17)	—	(.17)	9.70	(.51)[7]	—	[8]	.17	[7]	.17	[7]	.47	[7]	1.74	[7]
10/31/2017[9,10]	9.91	.07	.01	.08	(.07)	—	(.07)	9.92	.84 [7,11]	—	[8]	.21	[7,12]	.21	[7,12]	.51	[7,12]	1.24	[7,12]
Class 529-F-1:
10/31/2018	9.91	.17	(.22)	(.05)	(.17)	—	(.17)	9.69	(.51)	21		.17		.17		.47		1.75
10/31/2017	10.03	.13	(.10)	.03	(.14)	(.01)	(.15)	9.91	.31	17		.20		.20		.50		1.30
10/31/2016	9.94	.12	.10	.22	(.13)	—	(.13)	10.03	2.19	14		.23		.22		.52		1.24
10/31/2015	9.95	.13	(.01)	.12	(.13)	—	(.13)	9.94	1.17	10		.32		.22		.52		1.28
10/31/2014	9.91	.12	.04	.16	(.12)	—	(.12)	9.95	1.59	8		.33		.22		.52		1.18
Class ABLE-A:
10/31/2018[9,14]	9.74	.05	(.04)	.01	(.06)	—	(.06)	9.69	.14 [7,11]	—	[8]	.10	[7,11]	.08	[7,11]	.38	[7,11]	.52	[7,11]

See end of tables for footnotes.

American Funds Portfolio Series	67

Financial highlights (continued)

Preservation Portfolio

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimburse- ments[4]		Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-1:
10/31/2018	$9.91	$.07	$(.22)	$(.15)	$(.07)	$—	$(.07)	$9.69	(1.51)%	$—	[8]	1.15%		1.15%		1.45%		.70%
10/31/2017	10.02	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.91	(.58)	1		1.14		1.14		1.44		.39
10/31/2016	9.94	.03	.09	.12	(.04)	—	(.04)	10.02	1.17	2		1.16		1.15		1.45		.31
10/31/2015	9.95	.04	(.01)	.03	(.04)	—	(.04)	9.94	.28	1		1.24		1.14		1.44		.37
10/31/2014	9.91	.02	.05	.07	(.03)	—	(.03)	9.95	.66	1		1.26		1.15		1.45		.25
Class R-2:
10/31/2018	9.89	.08	(.22)	(.14)	(.08)	—	(.08)	9.67	(1.45)	14		1.12		1.12		1.42		.79
10/31/2017	10.00	.04	(.09)	(.05)	(.05)	(.01)	(.06)	9.89	(.50)	15		1.10		1.10		1.40		.40
10/31/2016	9.93	.03	.08	.11	(.04)	—	(.04)	10.00	1.07	17		1.20		1.18		1.48		.27
10/31/2015	9.94	.04	(.01)	.03	(.04)	—	(.04)	9.93	.28	14		1.25		1.15		1.45		.36
10/31/2014	9.90	.02	.04	.06	(.02)	—	(.02)	9.94	.62	8		1.33		1.22		1.52		.19
Class R-2E:
10/31/2018	9.91	.10	(.21)	(.11)	(.10)	—	(.10)	9.70	(1.11)	1		.85		.85		1.15		1.02
10/31/2017	10.02	.07	(.09)	(.02)	(.08)	(.01)	(.09)	9.91	(.27)	2		.84		.84		1.14		.67
10/31/2016	9.95	.07	.08	.15	(.08)	—	(.08)	10.02	1.53	3		.81		.81		1.11		.69
10/31/2015	9.96	.12	(.01)	.11	(.12)	—	(.12)	9.95	1.12 [7]	—	[8]	.38	[7]	.27	[7]	.57	[7]	1.22	[7]
10/31/2014[9,15]	9.96	.02	— [6]	.02	(.02)	—	(.02)	9.96	.16 [7,11]	—	[8]	.06	[7,11]	.04	[7,11]	.34	[7,11]	.17	[7,11]
Class R-3:
10/31/2018	9.91	.12	(.22)	(.10)	(.12)	—	(.12)	9.69	(1.00)	16		.67		.67		.97		1.24
10/31/2017	10.02	.08	(.08)	— [6]	(.10)	(.01)	(.11)	9.91	(.06)	16		.67		.67		.97		.83
10/31/2016	9.94	.07	.09	.16	(.08)	—	(.08)	10.02	1.60	15		.73		.71		1.01		.74
10/31/2015	9.95	.08	(.01)	.07	(.08)	—	(.08)	9.94	.70	13		.80		.70		1.00		.80
10/31/2014	9.91	.07	.04	.11	(.07)	—	(.07)	9.95	1.09	7		.84		.73		1.03		.67
Class R-4:
10/31/2018	9.91	.15	(.21)	(.06)	(.15)	—	(.15)	9.70	(.60)	12		.37		.37		.67		1.55
10/31/2017	10.03	.11	(.09)	.02	(.13)	(.01)	(.14)	9.91	.13	11		.37		.37		.67		1.12
10/31/2016	9.95	.11	.08	.19	(.11)	—	(.11)	10.03	1.92	10		.41		.40		.70		1.06
10/31/2015	9.96	.11	(.01)	.10	(.11)	—	(.11)	9.95	1.01	6		.48		.38		.68		1.13
10/31/2014	9.92	.10	.04	.14	(.10)	—	(.10)	9.96	1.43	3		.49		.39		.69		1.03
Class R-5E:
10/31/2018	9.92	.18	(.23)	(.05)	(.17)	—	(.17)	9.70	(.49)	—	[8]	.17		.17		.47		1.81
10/31/2017	10.04	.14	(.10)	.04	(.15)	(.01)	(.16)	9.92	.39	—	[8]	.18		.11		.41		1.40
10/31/2016[9,16]	9.91	.11	.13	.24	(.11)	—	(.11)	10.04	2.48 [11]	—	[8]	.28	[12]	.27	[12]	.57	[12]	1.19	[12]
Class R-5:
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.42)	2		.08		.08		.38		1.80
10/31/2017	10.03	.14	(.09)	.05	(.15)	(.01)	(.16)	9.92	.52	3		.08		.08		.38		1.39
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.21	1		.11		.10		.40		1.35
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.28	1		.20		.10		.40		1.40
10/31/2014	9.91	.14	.04	.18	(.13)	—	(.13)	9.96	1.78	1		.22		.11		.41		1.35
Class R-6:
10/31/2018	9.92	.18	(.22)	(.04)	(.18)	—	(.18)	9.70	(.37)	13		.03		.03		.33		1.88
10/31/2017	10.03	.14	(.08)	.06	(.16)	(.01)	(.17)	9.92	.57	14		.04		.04		.34		1.45
10/31/2016	9.95	.14	.08	.22	(.14)	—	(.14)	10.03	2.27	11		.06		.04		.34		1.41
10/31/2015	9.96	.14	(.01)	.13	(.14)	—	(.14)	9.95	1.34	7		.15		.05		.35		1.45
10/31/2014	9.91	.13	.05	.18	(.13)	—	(.13)	9.96	1.76	6		.14		.04		.34		1.31

68	American Funds Portfolio Series

Tax-Exempt Preservation Portfolio

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before waivers/ reimbursements[4]		Ratio of expenses to average net assets after waivers/ reimbursements[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
10/31/2018	$9.79	$.16	$(.22)	$(.06)	$(.16)	$9.57	(.59)%	$307		.40%		.39%		.73%		1.69%
10/31/2017	9.90	.18	(.10)	.08	(.19)	9.79	.81	336		.44		.43		.77		1.89
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.08	338		.47		.44		.74		2.21
10/31/2015	9.99	.24	(.09)	.15	(.23)	9.91	1.55	223		.55		.44		.75		2.43
10/31/2014	9.81	.26	.18	.44	(.26)	9.99	4.50	159		.56		.44		.75		2.59
Class C:
10/31/2018	9.78	.10	(.23)	(.13)	(.09)	9.56	(1.30)	44		1.10		1.09		1.43		.99
10/31/2017	9.89	.12	(.11)	.01	(.12)	9.78	.10	54		1.14		1.13		1.47		1.20
10/31/2016	9.89	.15	— [6]	.15	(.15)	9.89	1.48	64		1.17		1.14		1.44		1.51
10/31/2015	9.98	.17	(.09)	.08	(.17)	9.89	.76	51		1.25		1.14		1.45		1.73
10/31/2014	9.80	.19	.18	.37	(.19)	9.98	3.79	42		1.26		1.14		1.45		1.90
Class T:
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.31)[7]	—	[8]	.11	[7]	.10	[7]	.44	[7]	1.98	[7]
10/31/2017[9,10]	9.76	.11	.04	.15	(.12)	9.79	1.50 [7,11]	—	[8]	.14	[7,12]	.12	[7,12]	.46	[7,12]	1.95	[7,12]
Class F-1:
10/31/2018	9.80	.16	(.23)	(.07)	(.16)	9.57	(.73)	4		.42		.41		.75		1.66
10/31/2017	9.90	.19	(.10)	.09	(.19)	9.80	.93	11		.42		.41		.75		1.91
10/31/2016	9.91	.22	(.01)	.21	(.22)	9.90	2.13	11		.43		.40		.70		2.23
10/31/2015	9.99	.24	(.08)	.16	(.24)	9.91	1.58	5		.52		.41		.72		2.46
10/31/2014	9.81	.26	.18	.44	(.26)	9.99	4.54	4		.52		.40		.71		2.64
Class F-2:
10/31/2018	9.79	.19	(.22)	(.03)	(.19)	9.57	(.33)	43		.14		.13		.47		1.95
10/31/2017	9.90	.21	(.10)	.11	(.22)	9.79	1.09	34		.16		.15		.49		2.17
10/31/2016	9.91	.25	(.02)	.23	(.24)	9.90	2.37	34		.18		.15		.45		2.50
10/31/2015	9.99	.27	(.09)	.18	(.26)	9.91	1.83	24		.27		.16		.47		2.71
10/31/2014	9.81	.29	.18	.47	(.29)	9.99	4.81	11		.26		.15		.46		2.89
Class F-3:
10/31/2018	9.79	.20	(.22)	(.02)	(.20)	9.57	(.23)	2		.04		.04		.38		2.03
10/31/2017[9,13]	9.69	.15	.11	.26	(.16)	9.79	2.70 [11]	1		.03	[12]	.01	[12]	.35	[12]	2.02	[12]

See end of tables for footnotes.

American Funds Portfolio Series	69

Financial highlights (continued)

	Year ended October 31
Portfolio turnover rate for all share classes	2018		2017	2016		2015		2014
Global Growth Portfolio	1%		64%	2%		2%		—%[17]
Growth Portfolio	—	[17]	33	—	[17]	—	[17]	—	[17]
Growth and Income Portfolio	—	[17]	30	—	[17]	—	[17]	—	[17]
Moderate Growth and Income Portfolio	—	[17]	15	—	[17]	13		—	[17]
Conservative Growth and Income Portfolio	2		1	8		—	[17]	—	[17]
Tax-Advantaged Growth and Income Portfolio	2		13	—	[17]	1		1
Preservation Portfolio	8		25	2		2		5
Tax-Exempt Preservation Portfolio	13		45	6		8		14

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and/or reimbursed a portion of miscellaneous fees and expenses for Tax-Exempt Preservation Portfolio. Additionally during one of the periods shown, Virginia529 waived ABLE plan service fees for class ABLE-A shares.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Amount less than $.01.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Based on operations for a period that is less than a full year.
[10]	Class T and 529-T shares, as applicable, began investment operations on April 7, 2017.
[11]	Not annualized.
[12]	Annualized.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class ABLE-A shares began investment operations on July 13, 2018.
[15]	Class R-2E shares began investment operations on August 29, 2014.
[16]	Class R-5E shares began investment operations on November 20, 2015.
[17]	Amount is either less than 1% or there is no turnover.

See notes to financial statements

70	American Funds Portfolio Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Funds Portfolio Series:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds Portfolio Series comprising the American Funds Global Growth Portfolio, American Funds Growth Portfolio, American Funds Growth and Income Portfolio, American Funds Moderate Growth and Income Portfolio (formerly American Funds Balanced Portfolio), American Funds Conservative Growth and Income Portfolio (formerly American Funds Income Portfolio), American Funds Tax-Advantaged Growth and Income Portfolio (formerly American Funds Tax-Advantaged Income Portfolio), American Funds Preservation Portfolio, and American Funds Tax-Exempt Preservation Portfolio (the “Series”), as of October 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Series as of October 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2018, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California
December 7, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

American Funds Portfolio Series	71

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2018, through October 31, 2018).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

72	American Funds Portfolio Series

Global Growth Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$940.11	$1.96	.40%	$4.11	.84%
Class A – assumed 5% return	1,000.00	1,023.19	2.04	.40	4.28	.84
Class C – actual return	1,000.00	936.24	5.51	1.13	7.66	1.57
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.98	1.57
Class T – actual return	1,000.00	940.76	.54	.11	2.69	.55
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.80	.55
Class F-1 – actual return	1,000.00	939.59	1.86	.38	4.01	.82
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	4.18	.82
Class F-2 – actual return	1,000.00	940.91	.59	.12	2.74	.56
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.85	.56
Class F-3 – actual return	1,000.00	941.39	.05	.01	2.20	.45
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	2.29	.45
Class 529-A – actual return	1,000.00	939.45	2.05	.42	4.20	.86
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.38	.86
Class 529-C – actual return	1,000.00	936.24	5.76	1.18	7.91	1.62
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	8.24	1.62
Class 529-E – actual return	1,000.00	938.57	3.13	.64	5.28	1.08
Class 529-E – assumed 5% return	1,000.00	1,021.98	3.26	.64	5.50	1.08
Class 529-T – actual return	1,000.00	940.72	.78	.16	2.94	.60
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	3.06	.60
Class 529-F-1 – actual return	1,000.00	940.83	.88	.18	3.03	.62
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	3.16	.62
Class ABLE-A – actual return[5]	1,000.00	940.62	.61	.21	1.90	.65
Class ABLE-A – assumed 5% return[5]	1,000.00	1,024.15	1.07	.21	3.31	.65
Class R-1 – actual return	1,000.00	936.50	5.27	1.08	7.42	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.73	1.52
Class R-2 – actual return	1,000.00	936.64	5.32	1.09	7.47	1.53
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.78	1.53
Class R-2E – actual return	1,000.00	937.36	3.96	.81	6.10	1.25
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.36	1.25
Class R-3 – actual return	1,000.00	938.54	3.22	.66	5.37	1.10
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.60	1.10
Class R-4 – actual return	1,000.00	940.04	1.71	.35	3.86	.79
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	4.02	.79
Class R-5E – actual return	1,000.00	940.62	.78	.16	2.93	.60
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	3.06	.60
Class R-5 – actual return	1,000.00	941.17	.34	.07	2.50	.51
Class R-5 – assumed 5% return	1,000.00	1,024.85	.36	.07	2.60	.51
Class R-6 – actual return	1,000.00	941.32	.10	.02	2.25	.46
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.35	.46

See end of tables for footnotes.

American Funds Portfolio Series	73

Growth Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$970.69	$1.94	.39%	$3.82	.77%
Class A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.92	.77
Class C – actual return	1,000.00	967.45	5.60	1.13	7.49	1.51
Class C – assumed 5% return	1,000.00	1,019.51	5.75	1.13	7.68	1.51
Class T – actual return	1,000.00	972.32	.55	.11	2.44	.49
Class T – assumed 5% return	1,000.00	1,024.65	.56	.11	2.50	.49
Class F-1 – actual return	1,000.00	970.69	1.89	.38	3.78	.76
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.87	.76
Class F-2 – actual return	1,000.00	971.89	.60	.12	2.49	.50
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class F-3 – actual return	1,000.00	972.37	.05	.01	1.94	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class 529-A – actual return	1,000.00	970.66	2.09	.42	3.97	.80
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	4.08	.80
Class 529-C – actual return	1,000.00	966.87	5.85	1.18	7.73	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.93	1.56
Class 529-E – actual return	1,000.00	969.39	3.13	.63	5.01	1.01
Class 529-E – assumed 5% return	1,000.00	1,022.03	3.21	.63	5.14	1.01
Class 529-T – actual return	1,000.00	971.78	.80	.16	2.68	.54
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class 529-F-1 – actual return	1,000.00	971.85	.89	.18	2.78	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.30	.92	.18	2.85	.56
Class ABLE-A – actual return[5]	1,000.00	971.21	.86	.29	1.99	.67
Class ABLE-A – assumed 5% return[5]	1,000.00	1,023.74	1.48	.29	3.41	.67
Class R-1 – actual return	1,000.00	967.60	5.46	1.10	7.34	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2 – actual return	1,000.00	967.45	5.41	1.09	7.29	1.47
Class R-2 – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.48	1.47
Class R-2E – actual return	1,000.00	968.72	4.02	.81	5.91	1.19
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	6.06	1.19
Class R-3 – actual return	1,000.00	969.42	3.23	.65	5.11	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.24	1.03
Class R-4 – actual return	1,000.00	970.66	1.79	.36	3.68	.74
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.77	.74
Class R-5E – actual return	1,000.00	971.74	.80	.16	2.68	.54
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class R-5 – actual return	1,000.00	972.53	.30	.06	2.19	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	972.48	.10	.02	1.99	.40
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	2.04	.40

74	American Funds Portfolio Series

Growth and Income Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$974.40	$1.74	.35%	$3.38	.68%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.47	.68
Class C – actual return	1,000.00	970.68	5.36	1.08	7.00	1.41
Class C – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.17	1.41
Class T – actual return	1,000.00	975.73	.40	.08	2.04	.41
Class T – assumed 5% return	1,000.00	1,024.80	.41	.08	2.09	.41
Class F-1 – actual return	1,000.00	974.23	1.89	.38	3.53	.71
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class F-2 – actual return	1,000.00	975.66	.60	.12	2.24	.45
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.29	.45
Class F-3 – actual return	1,000.00	976.06	.05	.01	1.69	.34
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34
Class 529-A – actual return	1,000.00	973.58	1.89	.38	3.53	.71
Class 529-A – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.62	.71
Class 529-C – actual return	1,000.00	970.34	5.66	1.14	7.30	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.48	1.47
Class 529-E – actual return	1,000.00	973.05	3.03	.61	4.67	.94
Class 529-E – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.79	.94
Class 529-T – actual return	1,000.00	975.35	.80	.16	2.44	.49
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.50	.49
Class 529-F-1 – actual return	1,000.00	975.39	.70	.14	2.34	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.50	.71	.14	2.40	.47
Class ABLE-A – actual return[5]	1,000.00	974.88	.92	.31	1.90	.64
Class ABLE-A – assumed 5% return[5]	1,000.00	1,023.64	1.58	.31	3.26	.64
Class R-1 – actual return	1,000.00	970.68	5.36	1.08	7.00	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.17	1.41
Class R-2 – actual return	1,000.00	970.79	5.32	1.07	6.95	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.12	1.40
Class R-2E – actual return	1,000.00	972.15	4.03	.81	5.67	1.14
Class R-2E – assumed 5% return	1,000.00	1,021.12	4.13	.81	5.80	1.14
Class R-3 – actual return	1,000.00	972.89	3.23	.65	4.87	.98
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.99	.98
Class R-4 – actual return	1,000.00	974.33	1.74	.35	3.38	.68
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.47	.68
Class R-5E – actual return	1,000.00	975.39	.75	.15	2.39	.48
Class R-5E – assumed 5% return	1,000.00	1,024.45	.77	.15	2.45	.48
Class R-5 – actual return	1,000.00	975.88	.30	.06	1.94	.39
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.99	.39
Class R-6 – actual return	1,000.00	976.11	.05	.01	1.69	.34
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.73	.34

See end of tables for footnotes.

American Funds Portfolio Series	75

Moderate Growth and Income Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$975.06	$1.69	.34%	$3.58	.72%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.67	.72
Class C – actual return	1,000.00	971.31	5.32	1.07	7.20	1.45
Class C – assumed 5% return	1,000.00	1,019.81	5.45	1.07	7.37	1.45
Class T – actual return	1,000.00	975.68	.40	.08	2.29	.46
Class T – assumed 5% return	1,000.00	1,024.80	.41	.08	2.35	.46
Class F-1 – actual return	1,000.00	974.92	1.84	.37	3.73	.75
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.82	.75
Class F-2 – actual return	1,000.00	976.27	.60	.12	2.49	.50
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.55	.50
Class F-3 – actual return	1,000.00	976.02	.05	.01	1.94	.39
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39
Class 529-A – actual return	1,000.00	974.10	1.94	.39	3.83	.77
Class 529-A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.92	.77
Class 529-C – actual return	1,000.00	971.00	5.56	1.12	7.45	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.63	1.50
Class 529-E – actual return	1,000.00	973.10	2.98	.60	4.87	.98
Class 529-E – assumed 5% return	1,000.00	1,022.18	3.06	.60	4.99	.98
Class 529-T – actual return	1,000.00	975.38	.70	.14	2.59	.52
Class 529-T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.65	.52
Class 529-F-1 – actual return	1,000.00	975.39	.65	.13	2.54	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.60	.51
Class ABLE-A – actual return[5]	1,000.00	975.59	.83	.28	1.96	.66
Class ABLE-A – assumed 5% return[5]	1,000.00	1,023.79	1.43	.28	3.36	.66
Class R-1 – actual return	1,000.00	970.81	5.46	1.10	7.35	1.48
Class R-1 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.53	1.48
Class R-2 – actual return	1,000.00	970.67	5.36	1.08	7.25	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.76	5.50	1.08	7.43	1.46
Class R-2E – actual return	1,000.00	972.40	4.08	.82	5.97	1.20
Class R-2E – assumed 5% return	1,000.00	1,021.07	4.18	.82	6.11	1.20
Class R-3 – actual return	1,000.00	972.86	3.23	.65	5.12	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	5.24	1.03
Class R-4 – actual return	1,000.00	974.35	1.74	.35	3.63	.73
Class R-4 – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.72	.73
Class R-5E – actual return	1,000.00	976.00	.80	.16	2.69	.54
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.75	.54
Class R-5 – actual return	1,000.00	976.48	.30	.06	2.19	.44
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	2.24	.44
Class R-6 – actual return	1,000.00	976.72	.05	.01	1.94	.39
Class R-6 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.99	.39

76	American Funds Portfolio Series

Conservative Growth and Income Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,000.62	$1.61	.32%	$3.08	.61%
Class A – assumed 5% return	1,000.00	1,023.59	1.63	.32	3.11	.61
Class C – actual return	1,000.00	996.08	5.33	1.06	6.79	1.35
Class C – assumed 5% return	1,000.00	1,019.86	5.40	1.06	6.87	1.35
Class T – actual return	1,000.00	1,001.15	.35	.07	1.82	.36
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	1.84	.36
Class F-1 – actual return	1,000.00	1,000.38	1.87	.37	3.33	.66
Class F-1 – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.36	.66
Class F-2 – actual return	1,000.00	1,001.82	.61	.12	2.07	.41
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class F-3 – actual return	1,000.00	1,002.30	.05	.01	1.51	.30
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.53	.30
Class 529-A – actual return	1,000.00	999.55	1.97	.39	3.43	.68
Class 529-A – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.47	.68
Class 529-C – actual return	1,000.00	995.86	5.58	1.11	7.04	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.61	5.65	1.11	7.12	1.40
Class 529-E – actual return	1,000.00	999.34	2.97	.59	4.43	.88
Class 529-E – assumed 5% return	1,000.00	1,022.23	3.01	.59	4.48	.88
Class 529-T – actual return	1,000.00	1,001.61	.71	.14	2.17	.43
Class 529-T – assumed 5% return	1,000.00	1,024.50	.71	.14	2.19	.43
Class 529-F-1 – actual return	1,000.00	1,001.72	.61	.12	2.07	.41
Class 529-F-1 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.09	.41
Class ABLE-A – actual return[5]	1,000.00	1,002.09	.72	.24	1.60	.53
Class ABLE-A – assumed 5% return[5]	1,000.00	1,024.00	1.22	.24	2.70	.53
Class R-1 – actual return	1,000.00	996.69	5.64	1.12	7.10	1.41
Class R-1 – assumed 5% return	1,000.00	1,019.56	5.70	1.12	7.17	1.41
Class R-2 – actual return	1,000.00	997.05	5.39	1.07	6.85	1.36
Class R-2 – assumed 5% return	1,000.00	1,019.81	5.45	1.07	6.92	1.36
Class R-2E – actual return	1,000.00	998.03	4.28	.85	5.74	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.92	4.33	.85	5.80	1.14
Class R-3 – actual return	1,000.00	999.02	3.28	.65	4.74	.94
Class R-3 – assumed 5% return	1,000.00	1,021.93	3.31	.65	4.79	.94
Class R-4 – actual return	1,000.00	1,000.44	1.82	.36	3.28	.65
Class R-4 – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.31	.65
Class R-5E – actual return	1,000.00	1,001.56	.81	.16	2.27	.45
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.29	.45
Class R-5 – actual return	1,000.00	1,002.07	.30	.06	1.77	.35
Class R-5 – assumed 5% return	1,000.00	1,024.90	.31	.06	1.79	.35
Class R-6 – actual return	1,000.00	1,001.46	.10	.02	1.56	.31
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.58	.31

See end of tables for footnotes.

American Funds Portfolio Series	77

Tax-Advantaged Growth and Income Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$994.22	$1.76	.35%	$3.47	.69%
Class A – assumed 5% return	1,000.00	1,023.44	1.79	.35	3.52	.69
Class C – actual return	1,000.00	990.82	5.27	1.05	6.97	1.39
Class C – assumed 5% return	1,000.00	1,019.91	5.35	1.05	7.07	1.39
Class T – actual return	1,000.00	995.64	.40	.08	2.11	.42
Class T – assumed 5% return	1,000.00	1,024.80	.41	.08	2.14	.42
Class F-1 – actual return	1,000.00	994.91	1.91	.38	3.62	.72
Class F-1 – assumed 5% return	1,000.00	1,023.29	1.94	.38	3.67	.72
Class F-2 – actual return	1,000.00	995.54	.60	.12	2.31	.46
Class F-2 – assumed 5% return	1,000.00	1,024.60	.61	.12	2.35	.46
Class F-3 – actual return	1,000.00	995.97	.10	.02	1.81	.36
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.84	.36

78	American Funds Portfolio Series

Preservation Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,006.52	$1.87	.37%	$3.39	.67%
Class A – assumed 5% return	1,000.00	1,023.34	1.89	.37	3.41	.67
Class C – actual return	1,000.00	1,002.84	5.50	1.09	7.02	1.39
Class C – assumed 5% return	1,000.00	1,019.71	5.55	1.09	7.07	1.39
Class T – actual return	1,000.00	1,007.99	.46	.09	1.97	.39
Class T – assumed 5% return	1,000.00	1,024.75	.46	.09	1.99	.39
Class F-1 – actual return	1,000.00	1,006.44	2.02	.40	3.54	.70
Class F-1 – assumed 5% return	1,000.00	1,023.19	2.04	.40	3.57	.70
Class F-2 – actual return	1,000.00	1,007.86	.66	.13	2.18	.43
Class F-2 – assumed 5% return	1,000.00	1,024.55	.66	.13	2.19	.43
Class F-3 – actual return	1,000.00	1,007.29	.10	.02	1.62	.32
Class F-3 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32
Class 529-A – actual return	1,000.00	1,005.23	2.12	.42	3.64	.72
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.67	.72
Class 529-C – actual return	1,000.00	1,002.60	5.75	1.14	7.27	1.44
Class 529-C – assumed 5% return	1,000.00	1,019.46	5.80	1.14	7.32	1.44
Class 529-E – actual return	1,000.00	1,005.28	3.08	.61	4.60	.91
Class 529-E – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.63	.91
Class 529-T – actual return	1,000.00	1,007.61	.81	.16	2.33	.46
Class 529-T – assumed 5% return	1,000.00	1,024.40	.82	.16	2.35	.46
Class 529-F-1 – actual return	1,000.00	1,006.62	.76	.15	2.28	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,024.45	.77	.15	2.29	.45
Class ABLE-A – actual return[5]	1,000.00	1,006.25	.79	.26	1.69	.56
Class ABLE-A – assumed 5% return[5]	1,000.00	1,023.89	1.33	.26	2.85	.56
Class R-1 – actual return	1,000.00	1,001.85	5.90	1.17	7.42	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.31	5.96	1.17	7.48	1.47
Class R-2 – actual return	1,000.00	1,002.90	5.55	1.10	7.07	1.40
Class R-2 – assumed 5% return	1,000.00	1,019.66	5.60	1.10	7.12	1.40
Class R-2E – actual return	1,000.00	1,004.03	4.19	.83	5.71	1.13
Class R-2E – assumed 5% return	1,000.00	1,021.02	4.23	.83	5.75	1.13
Class R-3 – actual return	1,000.00	1,005.13	3.34	.66	4.85	.96
Class R-3 – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.89	.96
Class R-4 – actual return	1,000.00	1,006.74	1.72	.34	3.24	.64
Class R-4 – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.26	.64
Class R-5E – actual return	1,000.00	1,006.64	.81	.16	2.33	.46
Class R-5E – assumed 5% return	1,000.00	1,024.40	.82	.16	2.35	.46
Class R-5 – actual return	1,000.00	1,008.05	.40	.08	1.92	.38
Class R-5 – assumed 5% return	1,000.00	1,024.80	.41	.08	1.94	.38
Class R-6 – actual return	1,000.00	1,008.31	.10	.02	1.62	.32
Class R-6 – assumed 5% return	1,000.00	1,025.10	.10	.02	1.63	.32

See end of tables for footnotes.

American Funds Portfolio Series	79

Tax-Exempt Preservation Portfolio

	Beginning account value 5/1/2018	Ending account value 10/31/2018	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class A – actual return	$1,000.00	$1,004.51	$1.72	.34%	$3.44	.68%
Class A – assumed 5% return	1,000.00	1,023.49	1.73	.34	3.47	.68
Class C – actual return	1,000.00	1,000.90	5.25	1.04	6.96	1.38
Class C – assumed 5% return	1,000.00	1,019.96	5.30	1.04	7.02	1.38
Class T – actual return	1,000.00	1,004.90	.35	.07	2.07	.41
Class T – assumed 5% return	1,000.00	1,024.85	.36	.07	2.09	.41
Class F-1 – actual return	1,000.00	1,003.20	1.97	.39	3.69	.73
Class F-1 – assumed 5% return	1,000.00	1,023.24	1.99	.39	3.72	.73
Class F-2 – actual return	1,000.00	1,005.85	.56	.11	2.28	.45
Class F-2 – assumed 5% return	1,000.00	1,024.65	.56	.11	2.29	.45
Class F-3 – actual return	1,000.00	1,006.29	.05	.01	1.77	.35
Class F-3 – assumed 5% return	1,000.00	1,025.16	.05	.01	1.79	.35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on July 13, 2018. The “assumed 5% return” line is based on 184 days.

80	American Funds Portfolio Series

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2018:

	Global Growth Portfolio	Growth Portfolio	Growth and Income Portfolio	Moderate Growth and Income Portfolio
Long-term capital gains	$155,547,000	$183,296,000	$162,760,000	$156,929,000
Foreign taxes (per share)	$0.011	$0.004	$0.004	$0.008
Foreign source income (per share)	$0.09	$0.02	$0.06	$0.10
Qualified dividend income	100%	100%	100%	100%
Corporate dividends received deduction	100%	100%	$100,398,000	$68,024,000
U.S. government income that may be exempt from state taxation	$247,000	$874,000	$12,792,000	$16,593,000

	Conservative Growth and Income Portfolio	Tax-Advantaged Growth and Income Portfolio	Preservation Portfolio	Tax-Exempt Preservation Portfolio
Long-term capital gains	$30,587,000	$33,886,000	—	—
Foreign taxes (per share)	—	$0.003	—	—
Foreign source income (per share)	—	$0.04	—	—
Qualified dividend income	$94,067,000	100%*	$7,000	—
Corporate dividends received deduction	$59,413,000	$18,087,000	$7,000	—
Exempt interest dividends	—	$29,695,000	—	100%
U.S. government income that may be exempt from state taxation	$18,740,000	$308,000	$10,883,000	—

*	The percentage applies only to the taxable ordinary income that has been reported on Form 1099-DIV.

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2019, to determine the calendar year amounts to be included on their 2018 tax returns. Shareholders should consult their tax advisors.

American Funds Portfolio Series	81

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	81	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	81	Mercury General Corporation
Nariman Farvardin, PhD, 1956	2018	President, Stevens Institute of Technology	78	None
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	81	None
Mary Davis Holt, 1950	2015–2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	78	None
R. Clark Hooper, 1946	2012	Private investor	81	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	80	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2012	Chair, California Jump$tart Coalition for Personal Financial Literacy; part-time faculty, Pomona College; Professor Emerita, University of Redlands; former Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	78	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	77	None
Margaret Spellings, 1957 Chairman of the Board (Independent and Non-Executive)	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	82	None
Alexandra Trower, 1964	2018	Executive Vice President, Global Communications and Corporate Officer, The Estée Lauder Companies	68	None

Leonard R. Fuller and Frank M. Sanchez, founding trustees of the series, will retire from the board on December 31, 2018. The trustees thank Mr. Fuller and Mr. Sanchez for their dedication and service to the series and its shareholders.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Senior Vice President	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

82	American Funds Portfolio Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Andrew B. Suzman, 1967 President	2012	Partner — Capital World Investors, Capital Research and Management Company
Walter R. Burkley, 1966 Executive Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6] Director, The Capital Group Companies, Inc.[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Maria Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds Portfolio Series	83

Board of trustees and other officers (continued)

Results of special meeting of shareholders

held November 28, 2018

Shares outstanding (all classes) on August 31, 2018 (record date)
2,408,824,649

Total shares voting on November 28, 2018
2,080,431,119 (86.4% of shares outstanding)

The Proposal: To elect board members:

	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
William H. Baribault	2,048,560,802	98.5%	31,870,317	1.5%
James G. Ellis	2,049,501,252	98.5	30,929,868	1.5
Nariman Farvardin	2,050,044,206	98.5	30,386,913	1.5
Michael C. Gitlin	2,052,007,475	98.6	28,423,644	1.4
Mary Davis Holt	2,052,893,097	98.7	27,538,023	1.3
R. Clark Hooper	2,047,143,052	98.4	33,288,068	1.6
Merit E. Janow	2,050,641,355	98.6	29,789,765	1.4
Laurel B. Mitchell	2,053,829,057	98.7	26,602,063	1.3
Margaret Spellings	2,051,024,015	98.6	29,407,104	1.4
Alexandra Trower	2,053,129,057	98.7	27,302,063	1.3
Bradley J. Vogt	2,051,285,831	98.6	29,145,288	1.4

84	American Funds Portfolio Series

Office of the series

6455 Irvine Center Drive

Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank

270 Park Avenue

New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“Proxy Voting Guidelines for American Funds Portfolio Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Portfolio Series’ portfolios.

American Funds Portfolio Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Portfolio Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

The Capital Advantage®

Since 1931, American Funds by Capital Group has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made by calling 800/421-4225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:

2017	$68,000
2018	None

b) Audit-Related Fees:
2017	$7,000
2018	$9,000

c) Tax Fees:
2017	$30,000
2018	$31,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2017	None
2018	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2017	$1,194,000
2018	$1,325,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2017	None
2018	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2017	None
2018	$80,000
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,419,000 for fiscal year 2017 and $1,445,000 for fiscal year 2018. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	Effective May 28, 2018, the American Funds Portfolio Series’ investment adviser implemented a new fixed income order management, trading, and compliance system. In connection with introducing this new system, additional automated and manual controls were implemented and some existing controls were modified. None of these changes were in response to any identified deficiency or weakness in the American Funds Portfolio Series’ internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: December 31, 2018

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 31, 2018